First Eagle Global Fund

Consolidated Schedule of Investments

January 31, 2020 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 75.3%

Australia - 0.4%
Newcrest Mining Ltd.	9,349,121	187,169,748

Belgium - 0.6%
Groupe Bruxelles Lambert SA	2,788,865	280,263,530

Brazil - 0.2%
Cielo SA	75,872,591	125,255,503

Canada - 4.7%
Agnico Eagle Mines Ltd.	3,871,032	239,270,377
Barrick Gold Corp.	23,564,409	436,412,855
Cenovus Energy, Inc.	13,128,069	114,345,481
Franco-Nevada Corp.	1,720,472	195,564,911
Imperial Oil Ltd.	10,896,401	258,371,666
Nutrien Ltd.	11,278,104	481,462,260
Power Corp. of Canada	10,384,176	259,094,372
Wheaton Precious Metals Corp.	11,902,240	350,520,968
		2,335,042,890
Denmark - 0.1%
ISS A/S	3,009,360	73,113,616

France - 4.7%
Cie de Saint-Gobain	8,744,290	329,907,784
Danone SA	8,247,355	659,990,232
Legrand SA	2,040,139	163,235,052
LVMH Moet Hennessy Louis Vuitton SE	264,822	115,322,653
Rexel SA	11,789,132	141,022,857
Saint Jean Groupe SA(a)	261,940	6,826,857
Sanofi	4,486,722	432,692,411
Sodexo SA	3,089,157	323,449,753
Wendel SA	1,067,994	142,486,883
		2,314,934,482
Germany - 0.9%
HeidelbergCement AG	4,420,456	298,120,959
Henkel AG & Co. KGaA (Preference)	1,054,898	107,285,802
Hornbach Holding AG & Co. KGaA	451,742	28,557,255
		433,964,016
Hong Kong - 2.3%
CK Asset Holdings Ltd.	29,853,500	190,732,622
Guoco Group Ltd.	12,693,580	214,832,090
Hang Lung Properties Ltd.	48,179,406	100,643,290
Hongkong Land Holdings Ltd.	23,278,100	123,559,154
Hysan Development Co. Ltd.	23,322,348	87,061,713
Jardine Matheson Holdings Ltd.	6,979,771	389,066,130
Jardine Strategic Holdings Ltd.	1,542,800	47,210,074
		1,153,105,073
Ireland - 0.2%
CRH plc	3,284,015	123,662,128

Japan - 11.3%
Chofu Seisakusho Co. Ltd.(a)	3,346,500	71,025,000
FANUC Corp.	4,173,600	760,137,786
Hirose Electric Co. Ltd.(a)	2,202,315	273,151,564
Hoshizaki Corp.	2,027,500	186,513,702
Hoya Corp.	1,355,340	129,713,377
KDDI Corp.	20,462,200	618,348,862
Keyence Corp.	702,200	236,049,474
Komatsu Ltd.	6,756,000	149,382,147
Mitsubishi Electric Corp.	17,189,500	238,335,042
Mitsubishi Estate Co. Ltd.	30,826,080	603,712,472
MS&AD Insurance Group Holdings, Inc.	6,636,820	220,426,655
Nissin Foods Holdings Co. Ltd.	1,469,130	110,270,939
NTT DOCOMO, Inc.	7,423,400	210,916,633
Olympus Corp.	1,619,924	26,173,515
Secom Co. Ltd.	6,450,630	566,059,935
Shimano, Inc.	1,737,990	266,481,590
SMC Corp.	632,256	272,925,557
Sompo Holdings, Inc.	16,952,900	633,425,281
T Hasegawa Co. Ltd.(a)	3,002,800	61,597,273
		5,634,646,804
Mexico - 0.4%
Fresnillo plc	18,230,274	159,243,597
Industrias Penoles SAB de CV	6,401,020	66,860,857
		226,104,454
Norway - 0.3%
Orkla ASA	13,983,441	134,993,215

South Korea - 2.0%
Hyundai Mobis Co. Ltd.	1,067,561	204,142,892
Kia Motors Corp.	6,083,209	206,907,169
KT&G Corp.	4,745,993	377,134,183
Lotte Confectionery Co. Ltd.*	161,797	18,577,471
Lotte Corp.	913,277	26,798,295
Namyang Dairy Products Co. Ltd.*(a)	39,989	13,789,889
NAVER Corp.	302,939	45,176,875
Samsung Electronics Co. Ltd. (Preference)	3,010,804	117,694,678
		1,010,221,452
Sweden - 1.1%
Investor AB, Class A	3,325,495	181,362,257
Investor AB, Class B	3,394,798	185,882,213
Svenska Handelsbanken AB, Class A	16,841,698	165,001,668
		532,246,138
Switzerland - 2.4%
Cie Financiere Richemont SA (Registered)	4,561,324	331,256,007
Nestle SA (Registered)	4,497,808	496,075,395
Pargesa Holding SA(a)	4,327,670	346,684,998
		1,174,016,400
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,152,904	277,947,642

See	Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

January 31, 2020 (unaudited)

Investments	Shares	Value ($)
Thailand - 0.5%
Bangkok Bank PCL, NVDR	50,457,600	231,493,424

United Kingdom - 6.7%
Berkeley Group Holdings plc	5,013,920	346,934,186
British American Tobacco plc	18,990,473	837,383,552
BT Group plc	24,363,427	51,771,030
Diageo plc	3,750,155	148,292,830
GlaxoSmithKline plc	14,471,132	339,773,879
Linde plc	1,061,412	215,604,620
Linde plc	1,043,455	212,529,080
Lloyds Banking Group plc	588,687,159	439,475,826
TechnipFMC plc	15,937,242	263,123,865
Unilever NV	5,146,589	300,314,905
WPP plc	12,115,527	150,639,084
		3,305,842,857
United States - 35.9%
3M Co.	2,250,860	357,121,448
Alleghany Corp.*	418,350	333,701,061
Alphabet, Inc., Class A*	134,718	193,021,256
Alphabet, Inc., Class C*	163,012	233,796,701
American Express Co.	2,970,047	385,720,004
Analog Devices, Inc.	2,752,754	302,114,751
Anthem, Inc.	1,441,013	382,271,929
Bank of New York Mellon Corp. (The)	12,724,349	569,796,348
Berkshire Hathaway, Inc., Class A*	865	290,636,549
Booking Holdings, Inc.*	144,513	264,538,272
Brown & Brown, Inc.	6,606,295	296,622,645
CH Robinson Worldwide, Inc.	5,894,551	425,704,473
Charles Schwab Corp. (The)	3,988,832	181,691,298
Colgate-Palmolive Co.	8,044,177	593,499,379
Comcast Corp., Class A	22,940,736	990,810,388
ConocoPhillips	1,162,255	69,072,815
Cummins, Inc.	1,271,224	203,357,703
Deere & Co.	2,762,301	438,045,693
DENTSPLY SIRONA, Inc.	4,419,926	247,515,856
Expeditors International of Washington, Inc.	536,645	39,196,551
Exxon Mobil Corp.	15,144,015	940,746,212
Facebook, Inc., Class A*	1,528,101	308,538,873
Flowserve Corp.(a)	8,382,216	391,281,843
H&R Block, Inc.	3,586,106	83,197,659
HCA Healthcare, Inc.	1,665,329	231,147,665
IPG Photonics Corp.*	1,136,199	145,058,526
JG Boswell Co.	2,485	1,493,485
Kraft Heinz Co. (The)	3,569,007	104,215,004
Microsoft Corp.	2,494,255	424,597,029
Mills Music Trust(a)	31,592	1,105,720
National Oilwell Varco, Inc.	16,637,869	342,906,480
Newmont Corp.	9,675,395	435,973,299
NOW, Inc.*	2,182,088	21,842,701
Omnicom Group, Inc.	4,573,389	344,421,926
Oracle Corp.	21,407,976	1,122,848,341
Philip Morris International, Inc.	8,061,415	666,679,020
Royal Gold, Inc.	1,260,596	145,371,931
San Juan Basin Royalty Trust(a)	3,908,035	9,418,364
Schlumberger Ltd.	20,292,342	679,996,380
Scotts Miracle-Gro Co. (The)	1,126,328	138,245,499
Teradata Corp.*(a)	10,721,521	260,961,821
Texas Instruments, Inc.	2,493,377	300,825,935
Tiffany & Co.	1,148,649	153,941,939
Travelers Cos., Inc. (The)	2,211,808	291,118,169
Truist Financial Corp.	8,242,132	425,046,747
UGI Corp.	3,503,753	145,721,087
Union Pacific Corp.	1,710,300	306,862,026
Universal Health Services, Inc., Class B	2,116,279	290,163,014
US Bancorp	7,819,459	416,151,608
Varian Medical Systems, Inc.*	957,070	134,535,330
Wells Fargo & Co.	6,423,768	301,531,670
Weyerhaeuser Co., REIT	27,267,350	789,389,782
Willis Towers Watson plc	1,496,237	316,139,916
WR Berkley Corp.	4,588,904	337,422,111
		17,807,132,232
TOTAL COMMON STOCKS (Cost $27,494,346,642)		37,361,155,604

Ounces
COMMODITIES - 9.9%

Gold bullion*
(Cost $3,255,381,405)	3,082,705	4,891,019,025

	Principal
	Amount ($)
FOREIGN GOVERNMENT SECURITIES - 1.4%
Indonesia - 0.2%
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	965,460,000,000	73,546,770

Malaysia - 0.2%
Malaysia Government Bond
3.66%, 10/15/2020	MYR	54,021,000	13,258,858
3.42%, 8/15/2022	MYR	443,682,000	109,659,801
			122,918,659
Mexico - 0.1%
Mexico Government Bond
Series M, 8.00%, 12/7/2023	MXN	911,940,000	50,505,033

Peru - 0.1%
Republic of Peru
8.20%, 8/12/2026(b)	PEN	183,392,000	69,547,167

Poland - 0.3%
Republic of Poland
2.50%, 4/25/2024	PLN	469,059,000	124,576,051

Singapore - 0.5%
Singapore Government Bond
3.25%, 9/1/2020	SGD	119,604,000	88,491,831

See	Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

January 31, 2020 (unaudited)

Investments	Principal Amount ($)		Value ($)
2.25%, 6/1/2021	SGD	214,847,000	159,083,039
			247,574,870
Venezuela, Bolivarian Republic of - 0.0%
Venezuela Government Bond (Oil Indexed Payment Obligation)
Zero Coupon, 4/15/2020‡(c)(d)(e)		53,230	—

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $677,046,361)			688,668,550

CORPORATE BONDS - 0.0%(f)

United States - 0.0%(f)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡ (Cost $4,982,422)		5,467,000	5,658,345

SHORT-TERM INVESTMENTS - 13.4%

COMMERCIAL PAPER - 13.4%
Air Liquide US LLC
1.77%, 3/2/2020(g)		22,452,000	22,421,646
Apple, Inc.
1.63%, 2/4/2020(b)(g)		73,927,000	73,914,153
1.63%, 2/5/2020(b)(g)		73,927,000	73,910,962
1.68%, 2/6/2020(b)(g)		20,113,000	20,107,767
1.59%, 2/11/2020(b)(g)		23,693,000	23,681,743
1.58%, 2/12/2020(b)(g)		56,460,000	56,430,754
1.60%, 2/19/2020(b)(g)		34,288,000	34,259,950
1.62%, 3/30/2020(b)(g)		33,465,000	33,380,209
1.61%, 4/1/2020(b)(g)		18,486,000	18,437,449
1.60%, 4/2/2020(b)(g)		66,568,000	66,390,415
AutoZone, Inc.
1.64%, 2/3/2020(b)(g)		1,499,000	1,498,791
Avery Dennison Corp.
1.68%, 2/3/2020(g)		2,399,000	2,398,660
BASF SE
1.62%, 3/6/2020(b)(g)		67,801,000	67,697,048
1.68%, 3/16/2020(g)		20,882,000	20,840,497
1.68%, 3/19/2020(g)		78,655,000	78,486,993
1.69%, 3/23/2020(b)(g)		104,664,000	104,419,389
1.69%, 3/24/2020(g)		66,452,000	66,293,316
1.69%, 3/25/2020(b)(g)		40,868,000	40,768,323
BNG Bank NV
1.57%, 2/3/2020(b)(g)		30,472,000	30,467,950
Boeing Co. (The)
2.03%, 2/18/2020(b)(g)		65,408,000	65,350,114
2.03%, 2/20/2020(b)(g)		31,176,000	31,145,344
BP Capital Markets plc
1.76%, 2/3/2020(g)		55,788,000	55,779,748
1.88%, 2/26/2020(g)		17,334,000	17,313,819
CenterPoint Energy, Inc.
1.67%, 2/3/2020(g)		2,699,000	2,698,629
Chevron Corp.
1.62%, 2/21/2020(b)(g)		63,255,000	63,198,176
1.60%, 3/12/2020(b)(g)		68,507,000	68,390,903
CME Group, Inc.
1.57%, 2/11/2020(g)		670,000	669,676
Coca-Cola Co. (The)
1.66%, 2/20/2020(b)(g)		64,902,000	64,846,472
1.64%, 2/21/2020(b)(g)		60,123,000	60,068,990
1.68%, 3/3/2020(b)(g)		75,280,000	75,176,950
Emerson Electric Co.
1.54%, 2/25/2020(g)		8,300,000	8,290,951
Engie SA
1.94%, 2/3/2020(b)(g)		44,789,000	44,783,289
1.70%, 3/5/2020(g)		71,983,000	71,874,226
1.68%, 4/9/2020(g)		34,048,000	33,939,410
Erste Abwicklungsanstalt
1.83%, 2/10/2020(b)(g)		17,334,000	17,326,450
1.72%, 4/6/2020(b)(g)		89,442,000	89,173,406
1.72%, 4/16/2020(b)(g)		83,377,000	83,089,210
1.72%, 4/17/2020(b)(g)		77,064,000	76,794,666
Export Development Corp.
1.74%, 2/18/2020(g)		46,693,000	46,656,813
Exxon Mobil Corp.
1.70%, 2/4/2020(g)		36,526,000	36,519,097
1.61%, 3/17/2020(g)		65,848,000	65,720,866
1.61%, 4/1/2020(g)		112,485,000	112,195,288
1.61%, 4/2/2020(g)		41,906,000	41,796,299
General Electric Co.
2.11%, 2/6/2020(g)		10,700,000	10,696,979
Henkel of America, Inc.
1.71%, 3/11/2020(b)(g)		42,860,000	42,785,376
Hitachi International Treasury Ltd.
1.71%, 2/3/2020(g)		5,998,000	5,997,155
Hydro-Quebec
1.62%, 3/5/2020(b)(g)		45,761,000	45,693,795
Kreditanstalt fuer Wiederaufbau
1.71%, 2/6/2020(b)(g)		45,279,000	45,267,152
1.73%, 2/7/2020(b)(g)		77,113,000	77,089,459
1.73%, 2/11/2020(b)(g)		80,365,000	80,326,447
1.73%, 2/13/2020(b)(g)		29,223,000	29,206,432
1.74%, 2/20/2020(b)(g)		31,898,000	31,870,178
1.73%, 2/21/2020(g)		52,184,000	52,136,208
1.56%, 3/9/2020(g)		125,000,000	124,788,758
1.65%, 4/29/2020(g)		17,934,000	17,860,445
LVMH Moet Hennessy Louis Vuitton, Inc.
1.74%, 2/7/2020(b)(g)		19,652,000	19,645,924
1.72%, 2/14/2020(b)(g)		17,600,000	17,589,179
1.72%, 2/25/2020(g)		38,098,000	38,056,436
1.56%, 3/2/2020(b)(g)		11,172,000	11,157,002
1.68%, 3/4/2020(b)(g)		27,099,000	27,060,298
1.66%, 4/14/2020(g)		33,284,000	33,178,022

See	Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

January 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
Merck & Co., Inc.
1.55%, 3/12/2020(g)	49,412,000	49,327,700
1.54%, 3/13/2020(b)(g)	41,006,000	40,934,431
MetLife Short Term Funding LLC
1.80%, 2/3/2020(b)(g)	32,924,000	32,919,281
1.76%, 2/5/2020(b)(g)	88,499,000	88,478,104
1.69%, 2/10/2020(b)(g)	70,154,000	70,121,846
1.71%, 2/12/2020(b)(g)	35,031,000	35,011,967
1.80%, 2/13/2020(b)(g)	32,924,000	32,904,739
1.71%, 2/14/2020(b)(g)	33,359,000	33,338,114
1.79%, 3/2/2020(b)(g)	108,705,000	108,564,496
1.73%, 3/13/2020(b)(g)	55,947,000	55,848,571
Molson Coors Beverage Co.
1.85%, 2/3/2020(g)	1,499,000	1,498,770
Nederlandse Waterschapsbank NV
1.71%, 4/8/2020(b)(g)	29,578,000	29,486,765
1.71%, 4/9/2020(b)(g)	83,377,000	83,115,718
1.71%, 4/14/2020(b)(g)	39,328,000	39,195,178
Nestle Capital Corp.
1.64%, 2/11/2020(b)(g)	44,433,000	44,412,228
1.62%, 2/12/2020(b)(g)	40,631,000	40,610,413
1.62%, 2/14/2020(b)(g)	47,173,000	47,145,483
1.72%, 2/27/2020(b)(g)	50,000,000	49,944,125
1.72%, 2/28/2020(b)(g)	50,000,000	49,942,055
1.62%, 3/6/2020(b)(g)	33,873,000	33,823,701
Nestle Finance International Ltd.
1.71%, 2/20/2020(g)	55,185,000	55,139,319
1.61%, 4/15/2020(g)	81,736,000	81,478,872
Novartis Finance Corp.
1.53%, 2/27/2020(b)(g)	17,092,000	17,072,130
1.58%, 3/17/2020(g)	41,906,000	41,823,003
NRW Bank
1.80%, 2/7/2020(b)(g)	77,384,000	77,360,376
1.81%, 2/10/2020(b)(g)	80,365,000	80,329,952
1.57%, 3/3/2020(b)(g)	91,342,000	91,212,011
1.64%, 4/8/2020(b)(g)	66,931,000	66,726,444
Oesterreichische Kontrollbank AG
1.73%, 2/6/2020(g)	54,299,000	54,285,199
1.73%, 2/18/2020(g)	113,366,000	113,277,348
1.76%, 3/4/2020(g)	64,893,000	64,799,013
Pfizer, Inc.
1.69%, 2/4/2020(b)(g)	80,453,000	80,439,019
Philip Morris International, Inc.
1.55%, 2/6/2020(b)(g)	35,000,000	34,990,964
1.64%, 3/2/2020(b)(g)	42,017,000	41,960,883
1.58%, 3/4/2020(g)	66,701,000	66,606,107
1.56%, 3/10/2020(g)	39,529,000	39,462,367
1.57%, 3/13/2020(g)	62,924,000	62,809,625
1.57%, 3/17/2020(b)(g)	32,642,000	32,576,934
1.56%, 3/20/2020(b)(g)	82,012,000	81,837,861
Province of Quebec Canada
1.62%, 2/10/2020(b)(g)	37,118,000	37,101,441
1.68%, 2/12/2020(g)	25,105,000	25,091,577
1.69%, 2/19/2020(b)(g)	63,253,000	63,199,587
1.65%, 2/24/2020(b)(g)	18,763,000	18,742,861
1.63%, 3/9/2020(b)(g)	38,532,000	38,465,907
1.63%, 3/10/2020(g)	50,071,000	49,982,909
1.63%, 3/12/2020(b)(g)	37,770,000	37,700,185
1.63%, 3/17/2020(g)	21,036,000	20,992,482
1.61%, 3/20/2020(b)(g)	12,958,000	12,929,481
PSP Capital, Inc.
1.70%, 2/5/2020(b)(g)	34,051,000	34,043,755
1.71%, 2/11/2020(b)(g)	39,109,000	39,090,776
1.71%, 2/12/2020(b)(g)	42,860,000	42,838,227
1.76%, 2/13/2020(b)(g)	88,866,000	88,817,158
1.74%, 2/19/2020(b)(g)	87,211,000	87,141,728
1.77%, 3/3/2020(b)(g)	26,301,000	26,264,459
1.73%, 3/5/2020(b)(g)	22,836,000	22,802,247
1.78%, 3/11/2020(b)(g)	14,992,000	14,965,797
1.66%, 4/16/2020(b)(g)	24,377,000	24,294,300
QUALCOMM, Inc.
1.82%, 2/13/2020(g)	46,818,000	46,791,288
Sanofi
1.63%, 3/16/2020(b)(g)	82,090,000	81,924,794
1.60%, 3/18/2020(b)(g)	92,431,000	92,236,836
1.60%, 3/23/2020(b)(g)	49,680,000	49,564,825
1.70%, 3/31/2020(b)(g)	36,918,000	36,819,552
Siemens Capital Co. LLC
1.58%, 2/4/2020(g)	17,355,000	17,351,963
1.81%, 3/26/2020(b)(g)	83,281,000	83,085,440
Total Capital Canada Ltd.
1.79%, 2/3/2020(b)(g)	44,789,000	44,783,252
1.67%, 3/11/2020(g)	89,442,000	89,286,967
1.69%, 4/7/2020(b)(g)	59,733,000	59,556,018
Unilever Capital Corp.
1.72%, 2/3/2020(b)(g)	32,924,000	32,919,747
1.73%, 2/14/2020(b)(g)	49,385,000	49,355,232
UnitedHealth Group, Inc.
1.71%, 3/6/2020(g)	38,840,000	38,775,693
1.70%, 3/16/2020(g)	60,387,000	60,260,942
Walt Disney Co. (The)
1.61%, 3/27/2020(b)(g)	26,805,000	26,740,078
1.63%, 4/17/2020(b)(g)	36,973,000	36,847,023
1.62%, 4/21/2020(b)(g)	82,353,000	82,056,900
1.62%, 4/22/2020(b)(g)	38,532,000	38,391,660
1.62%, 4/23/2020(b)(g)	70,800,000	70,538,664
TOTAL COMMERCIAL PAPER (Cost $6,651,403,068)		6,651,572,915
U.S. TREASURY OBLIGATIONS - 0.0%(f)
U.S. Treasury Bills
1.49%, 3/3/2020 (g)(h) (Cost $14,980,754)	15,000,000	14,981,467

	Shares
INVESTMENT COMPANIES - 0.0%(f)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.41% (i) (Cost $424,373)	424,373	424,373
TOTAL SHORT-TERM INVESTMENTS (Cost $6,666,808,195)		6,666,978,755
Total Investments - 100.0% (Cost $38,098,565,025)		49,613,480,279
Other Assets Less Liabilities - 0.0%(f)		11,484,877
Net Assets - 100.0%		49,624,965,156

See	Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

January 31, 2020 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2020.
(e)	Defaulted security.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown was the current yield as of January 31, 2020.
(h)	All or a portion of the security pledged as collateral.
(i)	Represents 7-day effective yield as of January 31, 2020.

See	Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2020 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2020
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	167,690,000	USD	185,507,063	Goldman Sachs	2/12/2020	$559,284
JPY	27,367,220,000	USD	250,436,684	Goldman Sachs	2/12/2020	2,252,056
USD	257,005,400	JPY	27,367,220,000	Goldman Sachs	2/12/2020	4,316,659
EUR	3,145,000	USD	3,482,411	JPMorgan Chase Bank	3/11/2020	13,168
JPY	7,484,645,000	USD	68,584,858	JPMorgan Chase Bank	3/11/2020	621,695
USD	176,409,881	EUR	158,118,000	JPMorgan Chase Bank	3/11/2020	666,150
USD	157,494,051	EUR	140,712,000	UBS AG	4/15/2020	745,197
USD	238,363,179	JPY	25,666,232,000	UBS AG	4/15/2020	549,755
USD	220,761,050	EUR	197,116,000	HSBC Bank plc	5/13/2020	829,068
Total unrealized appreciation						10,553,032
USD	185,544,793	EUR	167,690,000	Goldman Sachs	2/12/2020	(521,554)
USD	112,789,597	GBP	89,559,000	Goldman Sachs	2/12/2020	(5,497,594)
USD	57,750,438	GBP	44,921,000	JPMorgan Chase Bank	3/11/2020	(1,624,074)
USD	368,986,442	JPY	39,993,149,000	JPMorgan Chase Bank	3/11/2020	(809,050)
USD	137,005,900	GBP	103,622,000	UBS AG	4/15/2020	(91,119)
USD	79,314,309	GBP	60,389,000	HSBC Bank plc	5/13/2020	(639,762)
USD	354,697,932	JPY	38,311,101,000	HSBC Bank plc	5/13/2020	(804,719)
Total unrealized depreciation						(9,987,872)
Net unrealized appreciation						$565,160

Abbreviations

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PEN	Peruvian Sol
PLN	Poland New Zloty
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2020 (unaudited)

Affiliated Securities

Security Description	Shares at January 31, 2020	Market Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2020	Dividend/ Interest Income	Capital Gain Distributions
Chofu Seisakusho Co. Ltd.	3,346,500	$77,469,035	$–	$–	$–	$(6,444,035)	$71,025,000	$440,349	$–
Flowserve Corp.	8,382,216	409,387,429	–	–	–	(18,105,586)	391,281,843	1,592,621	–
Hirose Electric Co. Ltd.	2,202,315	306,650,778	–	(29,878,701)	4,421,074	(8,041,587)	273,151,564	–	–
Mills Music Trust	31,592	897,213	–	–	–	208,507	1,105,720	31,358	–
Namyang Dairy Products Co. Ltd.*	39,989	16,171,580	–	–	–	(2,381,691)	13,789,889	–	–
Pargesa Holding SA	4,327,670	342,096,567	–	–	–	4,588,431	346,684,998	–	–
Saint Jean Groupe SA	261,940	6,719,259	–	–	–	107,598	6,826,857	–	–
San Juan Basin Royalty Trust	3,908,035	10,278,132	–	–	–	(859,768)	9,418,364	123,756	–
T Hasegawa Co. Ltd.	3,002,800	55,962,414	–	–	–	5,634,859	61,597,273	–	–
Teradata Corp.*	10,721,521	320,895,124	–	–	–	(59,933,303)	260,961,821	–	–
Total		$1,546,527,531	$–	$(29,878,701)	$4,421,074	$(85,226,575)	$1,435,843,329	$2,188,084	$–

*	Non-income producing security.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2020 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	1.0%
Auto Components	0.4
Automobiles	0.4
Banks	3.9
Beverages	0.3
Building Products	0.7
Capital Markets	1.5
Chemicals	2.3
Commercial Services & Supplies	1.2
Commodities	9.9
Construction Materials	0.8
Consumer Finance	0.8
Diversified Consumer Services	0.2
Diversified Financial Services	3.0
Diversified Telecommunication Services	0.1
Electrical Equipment	0.8
Electronic Equipment, Instruments & Components	1.4
Energy Equipment & Services	2.6
Entertainment	0.0 *
Equity Real Estate Investment Trusts (REITs)	1.6
Food Products	3.0
Foreign Government Securities	1.4
Gas Utilities	0.3
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	1.9
Hotels, Restaurants & Leisure	0.7
Household Durables	0.8
Household Products	1.4
Industrial Conglomerates	2.1
Insurance	5.4
Interactive Media & Services	1.6
Internet & Direct Marketing Retail	0.5
IT Services	0.2
Leisure Products	0.5
Machinery	4.9
Media	3.0
Metals & Mining	4.5
Oil, Gas & Consumable Fuels	2.7
Personal Products	0.6
Pharmaceuticals	1.6
Real Estate Management & Development	2.2
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	1.8
Software	3.6
Specialty Retail	0.4
Technology Hardware, Storage & Peripherals	0.2
Textiles, Apparel & Luxury Goods	0.9
Tobacco	3.8
Trading Companies & Distributors	0.3
Wireless Telecommunication Services	1.6
Short-Term Investments	13.4
Total Investments	100.0%

* Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2020 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 73.9%

Australia - 0.4%
Newcrest Mining Ltd.	2,568,558	51,422,626

Belgium - 0.8%
Groupe Bruxelles Lambert SA	907,727	91,220,900
Legris Industries SE*‡(a)(b)(c)	905,366	18,033,567
		109,254,467
Brazil - 0.4%
Cielo SA	31,230,830	51,557,925

Canada - 6.5%
Agnico Eagle Mines Ltd.	1,063,638	65,743,984
Barrick Gold Corp.	6,972,023	129,121,866
Cenovus Energy, Inc.	6,627,505	57,725,568
Franco-Nevada Corp.	472,679	53,729,108
Imperial Oil Ltd.	6,877,585	163,078,901
Nutrien Ltd.	4,815,975	205,593,973
Power Corp. of Canada	4,725,503	117,905,478
Wheaton Precious Metals Corp.	3,269,997	96,301,412
		889,200,290
Chile - 0.9%
Cia Cervecerias Unidas SA, ADR	6,840,588	121,899,278

Denmark - 0.4%
ISS A/S	2,267,957	55,100,931

France - 7.9%
Cie de Saint-Gobain	4,196,973	158,344,939
Danone SA	4,115,540	329,343,917
Laurent-Perrier(c)	558,938	50,804,045
Legrand SA	691,232	55,306,668
Rexel SA	7,346,731	87,882,381
Saint Jean Groupe SA	51,740	1,348,483
Sanofi	1,849,956	178,406,846
Sodexo SA	1,354,608	141,834,042
Wendel SA	493,657	65,861,463
		1,069,132,784
Germany - 1.9%
FUCHS PETROLUB SE (Preference)	1,053,186	46,675,805
HeidelbergCement AG	1,871,185	126,195,005
Henkel AG & Co. KGaA (Preference)	434,441	44,183,751
Hornbach Holding AG & Co. KGaA	147,330	9,313,591
Telefonica Deutschland Holding AG	8,913,704	27,017,737
		253,385,889
Hong Kong - 4.8%
CK Asset Holdings Ltd.	13,955,500	89,161,040
Great Eagle Holdings Ltd.	22,777,700	69,448,555
Guoco Group Ltd.	7,806,340	132,118,152
Hang Lung Properties Ltd.	19,567,441	40,874,967
Hongkong Land Holdings Ltd.	9,272,700	49,219,093
Hysan Development Co. Ltd.	17,500,405	65,328,553
Jardine Matheson Holdings Ltd.	3,666,900	204,400,200
Jardine Strategic Holdings Ltd.	233,600	7,148,220
		657,698,780
Ireland - 0.4%
CRH plc	1,586,739	59,749,886

Japan - 20.4%
As One Corp.	744,340	67,452,926
Chofu Seisakusho Co. Ltd.(c)	1,835,700	38,960,284
Daiichikosho Co. Ltd.	2,242,080	108,914,500
FANUC Corp.	1,866,540	339,952,938
Hirose Electric Co. Ltd.	919,830	114,085,861
Hoshizaki Corp.	836,200	76,923,678
Hoya Corp.	558,630	53,463,916
Kansai Paint Co. Ltd.	3,559,930	85,217,303
KDDI Corp.	8,255,900	249,485,704
Keyence Corp.	286,700	96,376,223
Komatsu Ltd.	3,227,300	71,358,941
Maezawa Kasei Industries Co. Ltd.(c)	837,200	8,867,774
Mitsubishi Electric Corp.	7,375,000	102,255,501
Mitsubishi Estate Co. Ltd.	14,367,050	281,371,075
MS&AD Insurance Group Holdings, Inc.	3,144,900	104,450,593
Nagaileben Co. Ltd.	1,687,224	36,257,718
Nissin Foods Holdings Co. Ltd.	644,830	48,400,080
NTT DOCOMO, Inc.	3,027,700	86,024,233
Olympus Corp.	675,672	10,917,001
Secom Co. Ltd.	2,640,700	231,728,447
Shimano, Inc.	710,470	108,934,560
SK Kaken Co. Ltd.	87,561	38,222,835
SMC Corp.	268,090	115,726,245
Sompo Holdings, Inc.	6,825,700	255,034,298
T Hasegawa Co. Ltd.	1,906,436	39,107,253
		2,769,489,887
Mexico - 0.6%
Fresnillo plc	5,813,900	50,785,103
Industrias Penoles SAB de CV	2,246,692	23,467,471
		74,252,574
Netherlands - 0.7%
HAL Trust	595,098	95,062,016

Norway - 0.9%
Orkla ASA	13,188,419	127,318,239

Singapore - 1.6%
ComfortDelGro Corp. Ltd.	20,481,815	32,398,926
Haw Par Corp. Ltd.(c)	20,875,313	186,938,535
UOL Group Ltd.	26,200	152,198
		219,489,659

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2020 (unaudited)

Investments	Shares	Value ($)
South Korea - 4.0%
Fursys, Inc.*(c)	872,463	20,899,290
Hyundai Mobis Co. Ltd.	461,565	88,262,136
Kia Motors Corp.	2,863,889	97,408,977
KT&G Corp.	2,157,369	171,432,532
Lotte Confectionery Co. Ltd.*	104,605	12,010,707
Lotte Corp.	621,610	18,239,908
Namyang Dairy Products Co. Ltd.*	22,950	7,914,125
Namyang Dairy Products Co. Ltd. (Preference)*(c)	27,183	2,999,173
NAVER Corp.	125,632	18,735,326
NongShim Co. Ltd.	203,663	39,175,565
Samsung Electronics Co. Ltd. (Preference)	1,663,696	65,035,175
		542,112,914
Sweden - 2.4%
Industrivarden AB, Class C	1,572,517	37,066,737
Investor AB, Class A	1,645,125	89,720,052
Investor AB, Class B	2,096,088	114,771,328
Svenska Handelsbanken AB, Class A	8,041,032	78,779,687
		320,337,804
Switzerland - 4.3%
Cie Financiere Richemont SA (Registered)	1,876,623	136,285,570
Nestle SA (Registered)	2,338,404	257,908,894
Pargesa Holding SA	2,413,791	193,366,206
		587,560,670
Taiwan - 1.0%
Taiwan Secom Co. Ltd.	8,545,694	25,120,250
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,137,976	115,322,425
		140,442,675
Thailand - 0.9%
Bangkok Bank PCL, NVDR	20,413,559	93,654,963
Thai Beverage PCL	52,214,985	30,306,885
		123,961,848
Turkey - 0.2%
AG Anadolu Grubu Holding A/S	7,603,583	25,406,879

United Kingdom - 10.0%
Berkeley Group Holdings plc	1,795,849	124,262,336
British American Tobacco plc	7,146,922	315,143,015
BT Group plc	11,608,113	24,666,644
Diageo plc	1,558,209	61,616,446
GlaxoSmithKline plc	6,143,809	144,253,111
Hiscox Ltd.	2,662,703	46,067,061
Linde plc	580,089	118,151,508
Lloyds Banking Group plc	260,375,845	194,379,795
TechnipFMC plc	8,787,472	145,081,163
Unilever NV	2,108,554	123,038,812
WPP plc	5,076,546	63,119,519
		1,359,779,410
United States - 2.5%
Newmont Corp.	3,390,003	152,753,535
Royal Gold, Inc.	499,959	57,655,272
Willis Towers Watson plc	605,195	127,871,652
		338,280,459
TOTAL COMMON STOCKS (Cost $7,550,493,454)		10,041,897,890

	Ounces
COMMODITIES - 9.9%
Gold bullion*
(Cost $806,520,370)	848,708	1,346,560,870

	Principal Amount ($)
FOREIGN GOVERNMENT SECURITIES - 2.2%

Indonesia - 0.2%
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	436,483,000,000	33,250,383

Malaysia - 0.4%
Malaysia Government Bond
3.66%, 10/15/2020	MYR	25,956,000	6,370,614
3.42%, 8/15/2022	MYR	181,499,000	44,859,030
			51,229,644
Mexico - 0.2%
Mexico Government Bond
Series M, 8.00%, 12/7/2023	MXN	377,210,000	20,890,633

Peru - 0.2%
Republic of Peru
8.20%, 8/12/2026(d)	PEN	75,793,000	28,742,739

Poland - 0.4%
Republic of Poland
2.50%, 4/25/2024	PLN	195,005,000	51,790,825

Singapore - 0.8%
Singapore Government Bond
3.25%, 9/1/2020	SGD	53,521,000	39,598,770
2.25%, 6/1/2021	SGD	85,183,000	63,073,585
			102,672,355
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $283,134,757)			288,576,579

SHORT-TERM INVESTMENTS - 13.6%

COMMERCIAL PAPER - 13.5%
Air Liquide US LLC
1.77%, 3/2/2020(e)	10,229,000	10,215,171

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
Apple, Inc.
1.63%, 2/4/2020(d)(e)	26,073,000	26,068,469
1.63%, 2/5/2020(d)(e)	26,073,000	26,067,344
1.68%, 2/6/2020(d)(e)	4,887,000	4,885,728
1.59%, 2/11/2020(d)(e)	11,307,000	11,301,628
1.58%, 2/12/2020(d)(e)	18,540,000	18,530,396
1.60%, 2/19/2020(d)(e)	5,712,000	5,707,327
1.62%, 3/30/2020(d)(e)	16,535,000	16,493,105
1.61%, 4/1/2020(d)(e)	6,514,000	6,496,892
1.60%, 4/2/2020(d)(e)	33,432,000	33,342,813
AutoZone, Inc.
1.64%, 2/3/2020(d)(e)	5,318,000	5,317,258
Avery Dennison Corp.
1.68%, 2/3/2020(e)	8,508,000	8,506,795
BASF SE
1.62%, 3/6/2020(d)(e)	18,399,000	18,370,791
1.68%, 3/16/2020(e)	10,318,000	10,297,493
1.68%, 3/19/2020(e)	21,345,000	21,299,407
1.69%, 3/23/2020(d)(e)	42,992,000	42,891,523
1.69%, 3/24/2020(e)	23,548,000	23,491,769
1.69%, 3/25/2020(d)(e)	9,132,000	9,109,727
BNG Bank NV
1.57%, 2/3/2020(d)(e)	19,528,000	19,525,404
Boeing Co. (The)
2.03%, 2/18/2020(d)(e)	9,592,000	9,583,511
2.03%, 2/20/2020(d)(e)	6,774,000	6,767,339
BP Capital Markets plc
1.76%, 2/3/2020(e)	9,862,000	9,860,541
CenterPoint Energy, Inc.
1.67%, 2/3/2020(e)	9,571,000	9,569,684
Chevron Corp.
1.62%, 2/21/2020(d)(e)	13,745,000	13,732,652
1.61%, 3/12/2020(d)(e)	6,493,000	6,481,997
CME Group, Inc.
1.57%, 2/11/2020(e)	1,130,000	1,129,453
Coca-Cola Co. (The)
1.66%, 2/20/2020(d)(e)	10,098,000	10,089,361
1.64%, 2/21/2020(d)(e)	14,877,000	14,863,635
1.68%, 3/3/2020(d)(e)	24,720,000	24,686,161
Engie SA
1.94%, 2/3/2020(d)(e)	5,211,000	5,210,335
1.70%, 3/5/2020(e)	33,962,000	33,910,680
1.68%, 4/9/2020(e)	15,952,000	15,901,124
Erste Abwicklungsanstalt
1.72%, 4/6/2020(d)(e)	10,558,000	10,526,294
1.72%, 4/16/2020(d)(e)	16,623,000	16,565,623
1.72%, 4/17/2020(d)(e)	22,936,000	22,855,840
Export Development Corp.
1.74%, 2/18/2020(e)	5,432,000	5,427,790
Exxon Mobil Corp.
1.70%, 2/4/2020(e)	8,874,000	8,872,323
1.61%, 3/17/2020(e)	9,152,000	9,134,330
1.61%, 4/1/2020(e)	23,865,000	23,803,534
1.61%, 4/2/2020(e)	8,094,000	8,072,812
Henkel of America, Inc.
1.71%, 3/11/2020(d)(e)	7,140,000	7,127,568
Hitachi International Treasury Ltd.
1.71%, 2/3/2020(e)	21,270,000	21,267,004
Hydro-Quebec
1.62%, 3/5/2020(d)(e)	8,839,000	8,826,019
Kreditanstalt fuer Wiederaufbau
1.71%, 2/6/2020(d)(e)	32,821,000	32,812,412
1.73%, 2/7/2020(d)(e)	22,537,000	22,530,120
1.73%, 2/11/2020(d)(e)	19,635,000	19,625,581
1.73%, 2/13/2020(d)(e)	14,577,000	14,568,736
1.74%, 2/20/2020(d)(e)	3,002,000	2,999,381
1.65%, 4/29/2020(e)	8,766,000	8,730,047
LVMH Moet Hennessy Louis Vuitton, Inc.
1.74%, 2/7/2020(d)(e)	11,798,000	11,794,353
1.72%, 2/25/2020(e)	11,902,000	11,889,015
1.56%, 3/2/2020(d)(e)	18,828,000	18,802,724
1.68%, 3/4/2020(d)(e)	11,964,000	11,946,913
1.66%, 4/14/2020(e)	16,716,000	16,662,775
Merck & Co., Inc.
1.55%, 3/12/2020(e)	16,935,000	16,906,108
1.54%, 3/13/2020(d)(e)	8,994,000	8,978,302
MetLife Short Term Funding LLC
1.80%, 2/3/2020(d)(e)	7,930,000	7,928,863
1.76%, 2/5/2020(d)(e)	21,501,000	21,495,924
1.69%, 2/10/2020(d)(e)	23,323,000	23,312,310
1.71%, 2/12/2020(d)(e)	5,108,000	5,105,225
1.80%, 2/13/2020(d)(e)	7,930,000	7,925,361
1.71%, 2/14/2020(d)(e)	16,641,000	16,630,581
1.79%, 3/2/2020(d)(e)	10,295,000	10,281,693
1.73%, 3/13/2020(d)(e)	5,303,000	5,293,670
Molson Coors Beverage Co.
1.85%, 2/3/2020(e)	5,318,000	5,317,185
Nederlandse Waterschapsbank NV
1.71%, 4/8/2020(d)(e)	10,422,000	10,389,853
1.71%, 4/9/2020(d)(e)	16,623,000	16,570,907
1.71%, 4/14/2020(d)(e)	10,672,000	10,635,958
Nestle Capital Corp.
1.64%, 2/11/2020(d)(e)	5,567,000	5,564,398
1.62%, 2/12/2020(d)(e)	6,769,000	6,765,570
1.62%, 2/14/2020(d)(e)	11,927,000	11,920,043
1.62%, 3/6/2020(d)(e)	14,955,000	14,933,234
Nestle Finance International Ltd.
1.71%, 2/20/2020(e)	44,815,000	44,777,903
1.61%, 4/15/2020(e)	18,264,000	18,206,545
Novartis Finance Corp.
1.53%, 2/27/2020(d)(e)	8,008,000	7,998,691
1.58%, 3/17/2020(e)	8,094,000	8,077,969
NRW Bank
1.80%, 2/7/2020(d)(e)	22,616,000	22,609,096
1.81%, 2/10/2020(d)(e)	19,635,000	19,626,437
1.57%, 3/3/2020(d)(e)	8,658,000	8,645,678
1.64%, 4/8/2020(d)(e)	33,069,000	32,967,934
Oesterreichische Kontrollbank AG
1.73%, 2/6/2020(e)	19,151,000	19,146,133

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
1.73%, 2/18/2020(e)	24,634,000	24,614,736
1.76%, 3/4/2020(e)	6,107,000	6,098,155
Pfizer, Inc.
1.69%, 2/4/2020(d)(e)	19,547,000	19,543,603
Philip Morris International, Inc.
1.64%, 3/2/2020(d)(e)	3,983,000	3,977,680
1.58%, 3/4/2020(e)	13,299,000	13,280,080
1.56%, 3/10/2020(e)	13,548,000	13,525,163
1.57%, 3/13/2020(e)	17,076,000	17,044,961
1.57%, 3/17/2020(d)(e)	8,858,000	8,840,343
1.56%, 3/20/2020(d)(e)	17,988,000	17,949,806
Province of Quebec Canada
1.62%, 2/10/2020(d)(e)	4,382,000	4,380,045
1.68%, 2/12/2020(e)	3,145,000	3,143,319
1.69%, 2/19/2020(d)(e)	22,515,000	22,495,987
1.65%, 2/24/2020(d)(e)	15,237,000	15,220,646
1.63%, 3/9/2020(d)(e)	11,468,000	11,448,329
1.63%, 3/10/2020(e)	17,161,000	17,130,808
1.63%, 3/12/2020(d)(e)	7,530,000	7,516,081
1.63%, 3/17/2020(e)	10,564,000	10,542,146
1.61%, 3/20/2020(d)(e)	2,842,000	2,835,745
PSP Capital, Inc.
1.70%, 2/5/2020(d)(e)	16,249,000	16,245,542
1.71%, 2/11/2020(d)(e)	11,291,000	11,285,739
1.71%, 2/12/2020(d)(e)	7,140,000	7,136,373
1.76%, 2/13/2020(d)(e)	11,134,000	11,127,881
1.74%, 2/19/2020(d)(e)	12,789,000	12,778,842
1.77%, 3/3/2020(d)(e)	23,699,000	23,666,074
1.73%, 3/5/2020(d)(e)	2,164,000	2,160,801
1.78%, 3/11/2020(d)(e)	13,508,000	13,484,391
1.66%, 4/16/2020(d)(e)	15,623,000	15,569,998
QUALCOMM, Inc.
1.82%, 2/13/2020(e)	8,536,000	8,531,130
Sanofi
1.63%, 3/16/2020(d)(e)	40,560,000	40,478,373
1.60%, 3/18/2020(d)(e)	32,569,000	32,500,584
1.60%, 3/23/2020(d)(e)	25,896,000	25,835,964
1.70%, 3/31/2020(d)(e)	13,082,000	13,047,115
Siemens Capital Co. LLC
1.58%, 2/4/2020(e)	1,645,000	1,644,712
1.83%, 3/26/2020(d)(e)	38,219,000	38,129,255
Total Capital Canada Ltd.
1.79%, 2/3/2020(d)(e)	5,211,000	5,210,331
1.67%, 3/11/2020(e)	10,558,000	10,539,699
1.69%, 4/7/2020(d)(e)	21,167,000	21,104,285
Unilever Capital Corp.
1.72%, 2/3/2020(d)(e)	7,930,000	7,928,976
1.73%, 2/14/2020(d)(e)	11,894,000	11,886,830
UnitedHealth Group, Inc.
1.71%, 3/6/2020(e)	11,560,000	11,540,860
1.70%, 3/16/2020(e)	11,663,000	11,638,654
Walt Disney Co. (The)
1.61%, 3/27/2020(d)(e)	9,445,000	9,422,124
1.63%, 4/17/2020(d)(e)	13,027,000	12,982,614
1.62%, 4/21/2020(d)(e)	28,226,000	28,124,513
1.62%, 4/22/2020(d)(e)	11,468,000	11,426,232
1.62%, 4/23/2020(d)(e)	17,700,000	17,634,666
TOTAL COMMERCIAL PAPER (Cost $1,835,166,393)		1,835,208,469
U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
1.49%, 3/3/2020(e)(f)
(Cost $14,980,754)	15,000,000	14,981,467

	Shares
INVESTMENT COMPANIES - 0.0%(g)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.41% (h) (Cost $183,859)	183,859	183,859
TOTAL SHORT-TERM INVESTMENTS (Cost $1,850,331,006)		1,850,373,795

Total Investments - 99.6% (Cost $10,490,479,587)		13,527,409,134
Other Assets Less Liabilities - 0.4%		61,983,508
Net Assets - 100.0%		13,589,392,642

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $18,033,567, which represents approximately 0.13% of net assets of the Fund.
(b)	Represents a security that is subject to legal or contractual restrictions on resale.
(c)	Affiliated company as defined under the Investment Company Act of 1940.
(d)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(e)	The rate shown was the current yield as of January 31, 2020.
(f)	All or a portion of the security pledged as collateral.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of January 31, 2020.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2020 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SE	04/30/04	$23,433,066	$19.92

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2020 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	98,510,000	USD	108,976,688	Goldman Sachs	2/12/2020	$328,553
JPY	13,840,556,000	USD	126,654,551	Goldman Sachs	2/12/2020	1,138,943
USD	129,976,579	JPY	13,840,556,000	Goldman Sachs	2/12/2020	2,183,086
JPY	3,061,929,000	USD	28,057,706	JPMorgan Chase Bank	3/11/2020	254,332
USD	68,990,613	EUR	61,837,000	JPMorgan Chase Bank	3/11/2020	260,519
USD	115,829,780	EUR	103,569,000	UBS AG	4/15/2020	457,089
USD	177,723,859	JPY	19,136,772,000	UBS AG	4/15/2020	409,898
USD	80,644,600	EUR	72,007,000	HSBC Bank plc	5/13/2020	302,861
Total unrealized appreciation						5,335,281
USD	108,998,852	EUR	98,510,000	Goldman Sachs	2/12/2020	(306,389)
USD	45,456,003	GBP	36,168,000	Goldman Sachs	2/12/2020	(2,313,749)
USD	26,788,047	GBP	20,837,000	JPMorgan Chase Bank	3/11/2020	(753,341)
USD	182,309,670	JPY	19,759,907,000	JPMorgan Chase Bank	3/11/2020	(399,738)
USD	54,599,010	GBP	41,295,000	UBS AG	4/15/2020	(36,312)
USD	9,892,526	EUR	8,902,000	HSBC Bank plc	5/13/2020	(39,872)
USD	33,966,892	GBP	25,862,000	HSBC Bank plc	5/13/2020	(273,982)
USD	106,599,673	JPY	11,513,884,000	HSBC Bank plc	5/13/2020	(241,848)
Total unrealized depreciation						(4,365,231)
Net unrealized appreciation						$970,050

Abbreviations

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NVDR	Non-Voting Depositary Receipt
PEN	Peruvian Sol
PLN	Poland New Zloty
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2020 (unaudited)

Affiliated Securities

Security Description	Shares at January 31, 2020	Market Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2020	Dividend/ Interest Income	Capital Gain Distributions
Chofu Seisakusho Co. Ltd.	1,835,700	$42,652,531	$-	$(156,044)	$19,355	$(3,555,558)	$38,960,284	$241,879	$-
Fursys, Inc.*	872,463	23,284,177	-	-	-	(2,384,887)	20,899,290	-	-
Haw Par Corp. Ltd.	20,875,313	205,615,197	-	-	-	(18,676,662)	186,938,535	-	-
Laurent-Perrier	558,938	55,481,136	-	-	-	(4,677,091)	50,804,045	-	-
Legris Industries SE*‡(a)(b)	905,366	19,770,997	-	-	-	(1,737,430)	18,033,567	-	-
Maezawa Kasei Industries Co. Ltd.	837,200	9,169,992	-	-	-	(302,218)	8,867,774	-	-
Namyang Dairy Products Co. Ltd. (Preference)*	27,183	4,018,631	-	-	-	(1,019,458)	2,999,173	-	-
Total		$359,992,661	$-	$(156,044)	$19,355	$(32,353,304)	$327,502,668	$241,879	$-

* Non-income producing security.

‡ Value determined using significant unobservable inputs.

(a) Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $18,033,567 which represents approximately 0.13% of net assets of the Fund.

(b) Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2020 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Auto Components	0.6%
Automobiles	0.7
Banks	2.7
Beverages	1.9
Building Products	1.3
Chemicals	4.0
Commercial Services & Supplies	2.5
Commodities	9.9
Construction Materials	1.3
Consumer Finance	0.1
Diversified Financial Services	5.1
Diversified Telecommunication Services	0.4
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	1.5
Energy Equipment & Services	1.1
Entertainment	0.8
Food Products	6.1
Foreign Government Securities	2.2
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	1.0
Household Durables	1.2
Household Products	0.3
Industrial Conglomerates	2.8
Insurance	4.9
Interactive Media & Services	0.1
IT Services	0.4
Leisure Products	0.8
Machinery	4.4
Media	0.5
Metals & Mining	5.0
Oil, Gas & Consumable Fuels	1.6
Personal Products	0.9
Pharmaceuticals	3.8
Real Estate Management & Development	4.4
Road & Rail	0.2
Semiconductors & Semiconductor Equipment	0.8
Specialty Retail	0.1
Technology Hardware, Storage & Peripherals	0.5
Textiles, Apparel & Luxury Goods	1.0
Tobacco	3.6
Trading Companies & Distributors	0.7
Wireless Telecommunication Services	2.4
Short-Term Investments	13.6
Total Investments	99.6%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2020 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 73.8%

Air Freight & Logistics - 1.6%
CH Robinson Worldwide, Inc.	294,902	21,297,822
Expeditors International of Washington, Inc.	23,975	1,751,134
		23,048,956
Banks - 4.9%
Truist Financial Corp.	548,196	28,270,468
US Bancorp	520,595	27,706,066
Wells Fargo & Co.	344,191	16,156,325
		72,132,859
Capital Markets - 2.6%
Bank of New York Mellon Corp. (The)	666,763	29,857,647
Charles Schwab Corp. (The)	190,289	8,667,664
		38,525,311
Chemicals - 2.5%
Linde plc (United Kingdom)	60,413	12,271,693
Nutrien Ltd. (Canada)	354,371	15,128,098
Scotts Miracle-Gro Co. (The)	73,571	9,030,104
		36,429,895
Consumer Finance - 1.3%
American Express Co.	152,292	19,778,162

Diversified Consumer Services - 0.4%
H&R Block, Inc.	235,069	5,453,601

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class A*	49	16,463,805

Electronic Equipment, Instruments & Components - 0.5%
IPG Photonics Corp.*	58,918	7,522,061

Energy Equipment & Services - 4.2%
National Oilwell Varco, Inc.	806,298	16,617,802
Schlumberger Ltd.	974,723	32,662,967
TechnipFMC plc (United Kingdom)	769,482	12,704,148
		61,984,917
Equity Real Estate Investment Trusts (REITs) - 3.3%
Weyerhaeuser Co.	1,665,826	48,225,663

Food Products - 0.3%
Kraft Heinz Co. (The)	172,296	5,031,043

Gas Utilities - 0.4%
UGI Corp.	157,693	6,558,452

Health Care Equipment & Supplies - 1.5%
DENTSPLY SIRONA, Inc.	269,147	15,072,232
Varian Medical Systems, Inc.*	49,367	6,939,519
		22,011,751
Health Care Providers & Services - 3.0%
Anthem, Inc.	65,461	17,365,494
HCA Healthcare, Inc.	87,241	12,109,051
Universal Health Services, Inc., Class B	111,217	15,248,963
		44,723,508
Household Products - 2.6%
Colgate-Palmolive Co.	510,304	37,650,229

Industrial Conglomerates - 1.3%
3M Co.	123,721	19,629,574

Insurance - 7.5%
Alleghany Corp.*	47,917	38,221,474
Brown & Brown, Inc.	431,203	19,361,015
Travelers Cos., Inc. (The)	98,866	13,012,743
Willis Towers Watson plc	89,308	18,869,887
WR Berkley Corp.	279,699	20,566,268
		110,031,387
Interactive Media & Services - 2.9%
Alphabet, Inc., Class A*	7,298	10,456,428
Alphabet, Inc., Class C*	9,165	13,144,718
Facebook, Inc., Class A*	93,744	18,927,851
		42,528,997
Internet & Direct Marketing Retail - 0.8%
Booking Holdings, Inc.*	6,495	11,889,422

Machinery - 4.8%
Cummins, Inc.	59,929	9,586,842
Deere & Co.	172,013	27,277,822
Flowserve Corp.	708,399	33,068,065
		69,932,729
Media - 5.3%
Comcast Corp., Class A	1,316,205	56,846,894
Omnicom Group, Inc.	276,304	20,808,454
		77,655,348
Metals & Mining - 4.0%
Agnico Eagle Mines Ltd. (Canada)	126,201	7,800,546
Barrick Gold Corp. (Canada)	920,533	17,048,271
Franco-Nevada Corp. (Canada)	56,089	6,375,600
Newcrest Mining Ltd. (Australia)	304,794	6,101,987
Newmont Corp.	318,423	14,348,140
Royal Gold, Inc.	60,422	6,967,865
		58,642,409
Oil, Gas & Consumable Fuels - 4.1%
ConocoPhillips	67,957	4,038,685
Exxon Mobil Corp.	797,585	49,545,980
Imperial Oil Ltd. (Canada)	297,287	7,049,166
		60,633,831
Road & Rail - 1.3%
Union Pacific Corp.	103,572	18,582,888

Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	154,943	17,004,994

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2020 (unaudited)

Investments	Shares	Value ($)
Texas Instruments, Inc.	133,715	16,132,715
		33,137,709
Software - 6.5%
Microsoft Corp.	115,611	19,680,461
Oracle Corp.	1,118,440	58,662,178
Teradata Corp.*	672,539	16,369,599
		94,712,238
Specialty Retail - 0.5%
Tiffany & Co.	52,930	7,093,679

Tobacco - 2.2%
Philip Morris International, Inc.	389,737	32,231,250

Trading Companies & Distributors - 0.1%
NOW, Inc.*	107,620	1,077,276

TOTAL COMMON STOCKS (Cost $731,977,928)		1,083,318,950

Ounces
COMMODITIES - 12.6%

Gold bullion* (Cost $131,663,714)	116,288	184,501,755

	Principal Amount ($)
CORPORATE BONDS - 1.3%

Banks - 0.9%
Wachovia Capital Trust III (ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 3/9/2020(a)(b)	12,404,000	12,605,565

Health Care Equipment & Supplies - 0.0%(c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡	600,000	621,000

Oil, Gas & Consumable Fuels - 0.4%
CITGO Petroleum Corp.
6.25%, 8/15/2022(d)	6,542,000	6,615,689

TOTAL CORPORATE BONDS (Cost $19,385,607)		19,842,254

SHORT-TERM INVESTMENTS - 12.5%

COMMERCIAL PAPER - 0.6%
AutoZone, Inc.
1.64%, 2/3/2020(d)(e)	961,000	960,866
Avery Dennison Corp.
1.68%, 2/3/2020(e)	1,538,000	1,537,782
CenterPoint Energy, Inc.
1.67%, 2/3/2020(e)	1,730,000	1,729,762
Hitachi International Treasury Ltd.
1.71%, 2/3/2020(e)	3,844,000	3,843,458
Molson Coors Beverage Co.
1.85%, 2/3/2020(e)	961,000	960,853
TOTAL COMMERCIAL PAPER (Cost $9,033,145)		9,032,721

Shares
INVESTMENT COMPANIES - 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 1.41%, (f) (Cost $28,502)	28,502	28,502

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS - 11.9%
U.S. Treasury Bills
1.50%, 2/4/2020(e)	20,000,000	19,999,235
1.52%, 2/6/2020(e)	25,000,000	24,996,953
1.51%, 3/3/2020(e)	30,000,000	29,962,934
1.48%, 3/5/2020(e)	20,000,000	19,973,656
1.52%, 3/10/2020(e)	20,000,000	19,969,697
1.50%, 3/12/2020(e)	30,000,000	29,951,466
1.48%, 3/26/2020(e)	30,000,000	29,934,162
TOTAL U.S. TREASURY OBLIGATIONS (Cost $174,777,626)		174,788,103

TOTAL SHORT-TERM INVESTMENTS (Cost $183,839,273)		183,849,326

Total Investments - 100.2% (Cost $1,066,866,522)		1,471,512,285
Liabilities in excess of other assets - (0.2%)		(3,202,158)
Net Assets - 100.0%		1,468,310,127

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2020 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Perpetual security. The rate reflected was the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2020.
(c)	Represents less than 0.05% of net assets.
(d)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(e)	The rate shown was the current yield as of January 31, 2020.
(f)	Represents 7-day effective yield as of January 31, 2020.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2020 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	1.6%
Banks	5.8
Capital Markets	2.6
Chemicals	2.5
Commodities	12.6
Consumer Finance	1.3
Diversified Consumer Services	0.4
Diversified Financial Services	1.1
Electronic Equipment, Instruments & Components	0.5
Energy Equipment & Services	4.2
Equity Real Estate Investment Trusts (REITs)	3.3
Food Products	0.3
Gas Utilities	0.4
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	3.0
Household Products	2.6
Industrial Conglomerates	1.3
Insurance	7.5
Interactive Media & Services	2.9
Internet & Direct Marketing Retail	0.8
Machinery	4.8
Media	5.3
Metals & Mining	4.0
Oil, Gas & Consumable Fuels	4.5
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	2.3
Software	6.5
Specialty Retail	0.5
Tobacco	2.2
Trading Companies & Distributors	0.1
Short-Term Investments	12.5
Total Investments	100.2%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund

Consolidated Schedule of Investments

January 31, 2020 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 70.0%

Australia - 4.1%
Newcrest Mining Ltd.	2,569,178	51,435,039
OceanaGold Corp.	1,470,781	3,078,482
		54,513,521
Canada - 45.9%
Agnico Eagle Mines Ltd.	932,961	57,666,775
Alamos Gold, Inc., Class A	4,681,838	29,540,084
B2Gold Corp.	14,178,157	61,387,970
Barrick Gold Corp.	6,871,570	127,261,476
Detour Gold Corp.*	1,933,697	34,629,454
Dundee Precious Metals, Inc.*(a)	9,400,440	43,400,853
Franco-Nevada Corp.	427,322	48,573,408
Kinross Gold Corp.*	2,175,478	11,029,674
MAG Silver Corp.*	3,280,988	35,750,224
Novagold Resources, Inc.*	6,941,068	63,302,540
Orla Mining Ltd.*	3,341,382	6,438,359
Wheaton Precious Metals Corp.	2,965,286	87,327,673
		606,308,490
Mexico - 4.2%
Fresnillo plc	4,704,939	41,098,198
Industrias Penoles SAB de CV	1,403,600	14,661,085
		55,759,283
South Africa - 2.0%
AngloGold Ashanti Ltd., ADR	1,286,240	26,187,846

United States - 13.8%
Newmont Corp.	3,012,285	135,733,562
Royal Gold, Inc.	403,057	46,480,533
		182,214,095
TOTAL COMMON STOCKS (Cost $540,991,476)		924,983,235

	Ounces
COMMODITIES - 21.5%

Gold bullion*	142,102	225,459,633
Silver bullion*	3,267,377	58,899,373
TOTAL COMMODITIES (Cost $175,938,258)		284,359,006

Number of Rights
RIGHTS - 0.3%

Canada - 0.3%
Pan American Silver Corp., CVR, expiring 2/22/2029*
(Cost $45,973,716)	6,835,667	4,511,540

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 7.9%

COMMERCIAL PAPER - 7.9%
AutoZone, Inc.
1.64%, 2/3/2020(b)(c)	6,985,000	6,984,025
Avery Dennison Corp.
1.68%, 2/3/2020(c)	11,176,000	11,174,417
CenterPoint Energy, Inc.
1.67%, 2/3/2020(c)	12,573,000	12,571,271
Hitachi International Treasury Ltd.
1.71%, 2/3/2020(c)	27,940,000	27,936,065
Merck & Co., Inc.
1.55%, 3/12/2020(c)	8,653,000	8,638,238
Molson Coors Beverage Co.
1.85%, 2/3/2020(c)	6,985,000	6,983,929
Philip Morris International, Inc.
1.56%, 3/10/2020(c)	6,923,000	6,911,330
Province of Quebec Canada
1.63%, 3/10/2020(c)	8,768,000	8,752,574
Walt Disney Co. (The)
1.62%, 4/21/2020(b)(c)	14,421,000	14,369,150
TOTAL COMMERCIAL PAPER (Cost $104,324,845)		104,320,999

	Shares
INVESTMENT COMPANIES - 0.0%(d)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.41% (e) (Cost $80,397)	80,397	80,397
TOTAL SHORT-TERM INVESTMENTS (Cost $104,405,242)		104,401,396

Total Investments - 99.7% (Cost $867,308,692)		1,318,255,177
Other Assets Less Liabilities - 0.3%		4,157,221
Net Assets - 100.0%		1,322,412,398

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund

Consolidated Schedule of Investments

January 31, 2020 (unaudited)

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	The rate shown was the current yield as of January 31, 2020.
(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of January 31, 2020.

Abbreviations

ADR	American Depositary Receipt
CVR	Contingent Value Right

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	21.5%
Metals & Mining	70.3
Short-Term Investments	7.9
Total Investments	99.7%

Affiliated Securities

Security Description	Shares at January 31, 2020	Market Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2020	Dividend/ Interest Income	Capital Gain Distributions
Dundee Precious Metals, Inc.*	9,400,440	$32,628,136	$128,048	$-	$-	$10,644,669	$43,400,853	$-	$-
Total		$32,628,136	$128,048	$-	$-	$10,644,669	$43,400,853	$-	$-

*	Non-income producing security.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2020 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 55.3%

Belgium - 1.7%
Groupe Bruxelles Lambert SA	254,403	25,565,914

Brazil - 0.3%
Cielo SA	2,260,784	3,732,252

Canada - 3.4%
Agnico Eagle Mines Ltd.	111,619	6,899,225
Franco-Nevada Corp.	58,524	6,652,384
Imperial Oil Ltd.	144,190	3,418,983
Nutrien Ltd.	251,917	10,754,337
Power Corp. of Canada	576,558	14,385,632
Wheaton Precious Metals Corp.	255,902	7,536,314
		49,646,875
Chile - 0.8%
Cia Cervecerias Unidas SA, ADR	665,268	11,855,076
Quinenco SA	200,388	345,414
		12,200,490
Denmark - 0.3%
ISS A/S	202,239	4,913,478

France - 4.5%
Cie de Saint-Gobain	105,671	3,986,794
Danone SA	317,027	25,369,918
Legrand SA	46,287	3,703,503
LVMH Moet Hennessy Louis Vuitton SE	1,743	759,028
Rexel SA	479,094	5,730,974
Sanofi	151,208	14,582,262
Sodexo SA	100,677	10,541,371
Wendel SA	15,480	2,065,271
		66,739,121
Germany - 1.0%
FUCHS PETROLUB SE (Preference)	113,186	5,016,253
HeidelbergCement AG	59,518	4,013,967
Henkel AG & Co. KGaA (Preference)	31,033	3,156,135
Telefonica Deutschland Holding AG	724,271	2,195,290
		14,381,645
Hong Kong - 4.0%
CK Asset Holdings Ltd.	1,720,500	10,992,194
Great Eagle Holdings Ltd.	1,749,774	5,335,011
Guoco Group Ltd.	67,700	1,145,787
Hongkong Land Holdings Ltd.	1,023,300	5,431,632
Hysan Development Co. Ltd.	1,193,083	4,453,748
Jardine Matheson Holdings Ltd.	416,800	23,233,250
Mandarin Oriental International Ltd.	4,571,800	7,704,973
		58,296,595
Ireland - 0.2%
CRH plc	64,820	2,440,847

Japan - 4.9%
FANUC Corp.	77,700	14,151,501
Hoya Corp.	15,600	1,493,005
KDDI Corp.	571,400	17,267,182
Komatsu Ltd.	200,900	4,442,107
Mitsubishi Electric Corp.	461,100	6,393,222
MS&AD Insurance Group Holdings, Inc.	24,300	807,068
NTT DOCOMO, Inc.	273,500	7,770,792
Secom Co. Ltd.	148,400	13,022,495
Sompo Holdings, Inc.	188,800	7,054,291
		72,401,663
Malaysia - 0.1%
British American Tobacco Malaysia Bhd.	595,600	1,712,096

Mexico - 0.4%
Fresnillo plc	646,614	5,648,250

Netherlands - 0.4%
HAL Trust	37,419	5,977,378

Norway - 0.9%
Orkla ASA	1,407,510	13,587,807

Singapore - 0.4%
ComfortDelGro Corp. Ltd.	3,504,000	5,542,763
UOL Group Ltd.	2,900	16,846
		5,559,609
South Korea - 1.8%
Kia Motors Corp.	136,619	4,646,799
KT&G Corp.	234,788	18,657,124
Samsung Electronics Co. Ltd. (Preference)	90,520	3,538,498
		26,842,421
Spain - 0.0%(a)
Zardoya Otis SA	33,802	254,687

Sweden - 1.5%
Industrivarden AB, Class C	157,368	3,709,415
Investor AB, Class A	200,268	10,922,000
Svenska Handelsbanken AB, Class A	692,640	6,785,940
		21,417,355
Switzerland - 2.7%
Cie Financiere Richemont SA (Registered)	135,025	9,805,890
Nestle SA (Registered)	272,880	30,096,673
		39,902,563
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	147,810	7,972,871

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund

Schedule of Investments

January 31, 2020 (unaudited)

Investments	Shares	Value ($)
Thailand - 0.8%
Bangkok Bank PCL, NVDR	1,585,400	7,273,625
Thai Beverage PCL	7,735,100	4,489,646
		11,763,271
Turkey - 0.2%
Coca-Cola Icecek A/S	466,883	3,613,723

United Kingdom - 8.1%
Berkeley Group Holdings plc	156,618	10,837,057
British American Tobacco plc	747,449	32,958,711
BT Group plc	639,505	1,358,915
Diageo plc	109,223	4,319,018
Domino's Pizza Group plc	2,184,990	8,898,995
GlaxoSmithKline plc	634,898	14,907,041
Hiscox Ltd.	303,226	5,246,072
Linde plc	24,003	4,888,889
Linde plc	27,686	5,623,857
Lloyds Banking Group plc	17,348,713	12,951,429
Unilever NV	221,199	12,907,453
WPP plc	351,532	4,370,793
		119,268,230
United States - 16.4%
3M Co.	66,330	10,523,918
American Express Co.	12,229	1,588,180
Analog Devices, Inc.	27,536	3,022,076
Anthem, Inc.	26,602	7,056,979
Bank of New York Mellon Corp. (The)	203,192	9,098,938
CH Robinson Worldwide, Inc.	117,965	8,519,432
Colgate-Palmolive Co.	255,488	18,849,905
Cummins, Inc.	20,160	3,224,995
Deere & Co.	38,263	6,067,747
Exxon Mobil Corp.	449,467	27,920,890
H&R Block, Inc.	106,824	2,478,317
Kraft Heinz Co. (The)	105,056	3,067,635
Microsoft Corp.	29,345	4,995,399
Omnicom Group, Inc.	115,238	8,678,574
Oracle Corp.	195,504	10,254,185
Philip Morris International, Inc.	236,589	19,565,910
Royal Gold, Inc.	38,328	4,419,985
Schlumberger Ltd.	415,029	13,907,622
Texas Instruments, Inc.	74,385	8,974,550
Tiffany & Co.	27,806	3,726,560
Travelers Cos., Inc. (The)	65,660	8,642,169
Truist Financial Corp.	247,144	12,745,216
UGI Corp.	70,099	2,915,417
Union Pacific Corp.	36,716	6,587,585
US Bancorp	97,344	5,180,648
Wells Fargo & Co.	255,264	11,982,092
Weyerhaeuser Co., REIT	620,994	17,977,776
		241,972,700
TOTAL COMMON STOCKS (Cost $742,861,000)		815,811,841

	Principal Amount ($)
CORPORATE BONDS - 18.5%

Australia - 0.2%
Nufarm Australia Ltd.
5.75%, 4/30/2026(b)	2,633,000	2,554,010

Germany - 0.5%
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/2021(b)	2,494,000	2,583,915
IHO Verwaltungs GmbH
4.75%, 9/15/2026(b)(c)	3,879,000	4,005,068
6.00%, 5/15/2027(b)(c)	1,336,632	1,420,171
		8,009,154
Netherlands - 1.7%
NXP BV
4.13%, 6/1/2021(b)	2,953,000	3,033,572
4.63%, 6/1/2023(b)	4,847,000	5,229,825
Shell International Finance BV
4.38%, 3/25/2020	7,564,000	7,593,651
2.13%, 5/11/2020	4,211,000	4,216,039
2.25%, 11/10/2020	4,824,000	4,842,634
		24,915,721
United Kingdom - 0.3%
Ashtead Capital, Inc.
5.25%, 8/1/2026(b)	378,000	402,570
Lloyds Banking Group plc
3.00%, 1/11/2022	1,250,000	1,275,000
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023(d)	2,090,000	2,133,415
		3,810,985
United States - 15.8%
AbbVie, Inc.
(ICE LIBOR USD 3 Month + 0.35%), 2.24%, 5/21/2021(b)(d)	2,699,000	2,705,251
2.15%, 11/19/2021(b)	5,622,000	5,658,539
(ICE LIBOR USD 3 Month + 0.46%), 2.35%, 11/19/2021(b)(d)	2,249,000	2,256,336
ACCO Brands Corp.
5.25%, 12/15/2024(b)	6,882,000	7,122,870
Aircastle Ltd.
7.63%, 4/15/2020	2,525,000	2,552,417
5.50%, 2/15/2022	4,919,000	5,242,157
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	3,493,000	3,536,662
American Express Credit Corp.
2.25%, 5/5/2021	9,653,000	9,729,409

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund

Schedule of Investments

January 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
American Tower Corp.
REIT, 2.40%, 3/15/2025	115,000	116,901
AMN Healthcare, Inc.
4.63%, 10/1/2027(b)	1,109,000	1,120,090
Andeavor Logistics LP
3.50%, 12/1/2022	111,000	113,529
Apple, Inc.
1.80%, 5/11/2020	8,681,000	8,685,508
Aramark Services, Inc.
5.00%, 4/1/2025(b)	1,541,000	1,605,368
4.75%, 6/1/2026	1,076,000	1,119,040
5.00%, 2/1/2028(b)	194,000	203,215
Berry Global, Inc.
5.50%, 5/15/2022	1,145,000	1,153,587
Block Financial LLC
4.13%, 10/1/2020	2,474,000	2,502,651
BWX Technologies, Inc.
5.38%, 7/15/2026(b)	704,000	746,240
CCO Holdings LLC
5.25%, 9/30/2022	1,459,000	1,473,867
Centene Corp.
4.75%, 5/15/2022	2,036,000	2,071,706
4.75%, 1/15/2025	5,199,000	5,372,283
4.25%, 12/15/2027(b)	1,355,000	1,415,975
4.63%, 12/15/2029(b)	684,000	736,189
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	1,331,000	1,396,884
Charles River Laboratories International, Inc.
5.50%, 4/1/2026(b)	350,000	372,312
Charter Communications Operating LLC
3.58%, 7/23/2020	11,900,000	11,970,256
4.46%, 7/23/2022	2,306,000	2,436,942
4.91%, 7/23/2025	2,072,000	2,318,904
CITGO Petroleum Corp.
6.25%, 8/15/2022(b)	13,847,000	14,002,973
CNH Industrial Capital LLC
4.38%, 11/6/2020	687,000	698,851
3.88%, 10/15/2021	3,225,000	3,318,686
CommScope, Inc.
5.50%, 3/1/2024(b)	563,000	578,483
Crown Americas LLC
4.50%, 1/15/2023	3,626,000	3,812,494
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.72%), 2.61%, 3/9/2021(d)	963,000	968,767
DCP Midstream Operating LP
5.35%, 3/15/2020(b)	12,790,000	12,829,969
4.75%, 9/30/2021(b)	4,084,000	4,180,995
6.45%, 11/3/2036(b)	1,545,000	1,622,250
Dell International LLC
4.42%, 6/15/2021(b)	4,220,000	4,348,922
6.02%, 6/15/2026(b)	3,103,000	3,624,548
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	1,619,000	1,321,509
Dollar Tree, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 2.54%, 4/17/2020(d)	32,000	32,004
3.70%, 5/15/2023	1,344,000	1,417,466
DuPont de Nemours, Inc.
3.77%, 11/15/2020	9,372,000	9,511,795
EMC Corp.
2.65%, 6/1/2020	1,043,000	1,043,000
Energizer Holdings, Inc.
5.50%, 6/15/2025(b)	1,092,000	1,127,490
6.38%, 7/15/2026(b)	2,643,000	2,814,927
EW Scripps Co. (The)
5.13%, 5/15/2025(b)	3,870,000	3,966,750
Foot Locker, Inc.
8.50%, 1/15/2022	2,494,000	2,749,635
GameStop Corp.
6.75%, 3/15/2021(b)	1,363,000	1,327,221
HCA, Inc.
4.50%, 2/15/2027	2,747,000	3,017,534
John Deere Capital Corp.
2.35%, 1/8/2021	2,561,000	2,577,449
KFC Holding Co.
5.00%, 6/1/2024(b)	600,000	617,250
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(b)	4,015,000	4,215,750
4.88%, 11/1/2026(b)	803,000	846,663
Meredith Corp.
6.88%, 2/1/2026	1,716,000	1,765,944
Nielsen Finance LLC
4.50%, 10/1/2020	164,000	163,986
NortonLifeLock, Inc.
4.20%, 9/15/2020	5,214,000	5,261,497
3.95%, 6/15/2022	1,020,000	1,048,117
Philip Morris International, Inc.
2.00%, 2/21/2020	408,000	408,033
Pilgrim's Pride Corp.
5.75%, 3/15/2025(b)	3,300,000	3,390,750
5.88%, 9/30/2027(b)	3,343,000	3,545,920
Plantronics, Inc.
5.50%, 5/31/2023(b)	3,656,000	3,528,113
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,520,000	1,578,900
Sprint Communications, Inc.
6.00%, 11/15/2022	1,800,000	1,858,500
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(b)	3,107,000	3,347,793
TEGNA, Inc.
5.13%, 7/15/2020	2,388,000	2,389,194
Teleflex, Inc.
4.63%, 11/15/2027	824,000	867,260
Truist Financial Corp.

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund

Schedule of Investments

January 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024(d)(e)	2,170,000	2,237,639
UnitedHealth Group, Inc.
1.95%, 10/15/2020	2,092,000	2,096,749
Valvoline, Inc.
4.38%, 8/15/2025	979,000	1,003,475
Vulcan Materials Co.
(ICE LIBOR USD 3 Month + 0.65%), 2.56%, 3/1/2021(d)	3,834,000	3,845,745
4.50%, 4/1/2025	3,786,000	4,181,109
Wachovia Capital Trust III
(ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 3/9/2020(d)(e)	6,773,000	6,883,061
WESCO Distribution, Inc.
5.38%, 12/15/2021	4,695,000	4,718,475
5.38%, 6/15/2024	2,693,000	2,780,523
Western Digital Corp.
4.75%, 2/15/2026	4,523,000	4,828,303
		234,037,555
TOTAL CORPORATE BONDS (COST $266,895,362)		273,327,425

U.S. TREASURY OBLIGATIONS - 8.6%

U.S. Treasury Notes
1.63%, 6/30/2020(f)	11,550,000	11,551,805
2.63%, 7/31/2020(f)	18,950,000	19,046,230
1.13%, 6/30/2021(f)	19,405,000	19,325,409
2.13%, 6/30/2021(f)	7,135,000	7,205,235
2.13%, 6/30/2022(f)(g)	22,588,000	23,023,878
2.63%, 6/30/2023(f)	22,184,700	23,157,014
2.50%, 1/31/2024(f)(g)	22,182,900	23,201,061
		126,510,632
TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,247,933)		126,510,632

Ounces
COMMODITIES - 6.4%

Gold bullion* (Cost $74,192,280)	59,489	94,384,598

		Principal
		Amount ($)
FOREIGN GOVERNMENT SECURITIES - 1.5%

Indonesia - 0.1%
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	24,166,000,000	1,840,916

Malaysia - 0.2%
Malaysia Government Bond
3.42%, 8/15/2022	MYR	14,972,000	3,700,458

Mexico - 0.3%
Mexico Government Bond
Series M, 8.00%, 12/7/2023	MXN	68,770,000	3,808,618

Peru - 0.1%
Republic of Peru
8.20%, 8/12/2026(b)	PEN	5,374,000	2,037,965

Poland - 0.3%
Republic of Poland
2.50%, 4/25/2024	PLN	13,939,000	3,702,020

Singapore - 0.5%
Singapore Government Bond
3.25%, 9/1/2020	SGD	1,568,000	1,160,122
2.25%, 6/1/2021	SGD	8,422,000	6,236,053
			7,396,175

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $22,093,494)		22,486,152

LOAN ASSIGNMENTS - 0.9%

United States - 0.9%
BI-LO Holding Finance LLC, First Lien Term Loan B
(ICE LIBOR USD 3 Month + 8.00%), 9.88%, 5/15/2024‡(d)	9,762,637	8,967,665
Osum Production Corp., Term Loan
(ICE LIBOR USD 3 Month + 9.50%), 11.44%, 7/31/2022‡(d)	5,053,031	4,648,789
		13,616,454
TOTAL LOAN ASSIGNMENTS (Cost $14,441,286)		13,616,454

	Shares
CLOSED END FUNDS - 0.7%

United Kingdom - 0.7%
Caledonia Investments plc (Cost $8,309,362)	233,913	9,475,931

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2020 (unaudited)

Investments	Shares	Value ($)
PREFERRED STOCKS - 0.6%

United States - 0.6%
Bank of New York Mellon Corp. (The) 5.20%, 03/20/20(e)	98,175	2,554,514
Charles Schwab Corp. (The), Series C 6.00%, 12/01/20(e)	8,950	237,712
General American Investors Co., Inc., Series B 5.95%, 03/06/20(e)	4,712	130,946
MetLife, Inc., Series A(ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.00%, 03/06/20(d)(e)	67,936	1,695,683
US Bancorp, Series F(ICE LIBOR USD 3 Month + 4.47%), 6.50%, 01/15/22(d)(e)	73,025	2,009,648
US Bancorp, Series B(ICE LIBOR USD 3 Month + 0.60%), 3.50%, 03/06/20(d)(e)	89,375	1,976,975
TOTAL PREFERRED STOCKS (COST $8,318,150)		8,605,478

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 7.0%

COMMERCIAL PAPER - 6.0%
AutoZone, Inc.
1.64%, 2/3/2020(b)(f)	4,048,000	4,047,435
Avery Dennison Corp.
1.68%, 2/3/2020(f)	6,477,000	6,476,082
CenterPoint Energy, Inc.
1.67%, 2/3/2020(f)	7,286,000	7,284,998
Hitachi International Treasury Ltd.
1.71%, 2/3/2020(f)	16,192,000	16,189,720
MetLife Short Term Funding LLC
1.80%, 2/3/2020(b)(f)	9,146,000	9,144,689
1.80%, 2/13/2020(b)(f)	9,146,000	9,140,650
Molson Coors Beverage Co.
1.85%, 2/3/2020(f)	4,048,000	4,047,379
Province of Quebec Canada
1.71%, 2/19/2020(b)(f)	9,732,000	9,723,782
Unilever Capital Corp.
1.72%, 2/3/2020(b)(f)	9,146,000	9,144,819
1.73%, 2/14/2020(b)(f)	13,721,000	13,712,729
TOTAL COMMERCIAL PAPER (Cost $88,914,252)		88,912,283
U.S. TREASURY OBLIGATIONS - 1.0%
U.S. Treasury Bills
1.52%, 2/6/2020(f) (Cost $14,996,834)	15,000,000	14,998,172

	Shares
INVESTMENT COMPANIES - 0.0%(a)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.41% (h) (Cost $18,593)	18,593	18,593

TOTAL SHORT-TERM INVESTMENTS (Cost $103,929,679)		103,929,048

Total Investments - 99.5% (Cost $1,366,288,546)		1,468,147,559
Other Assets Less Liabilities - 0.5%		7,700,862
Net Assets - 100.0%		1,475,848,421

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2020 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents less than 0.05% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	Payment in-kind security.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2020.
(e)	Perpetual security. The rate reflected was the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(f)	The rate shown was the current yield as of January 31, 2020.
(g)	All or a portion of the security pledged as collateral.
(h)	Represents 7-day effective yield as of January 31, 2020.

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2020 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,457,000	USD	1,611,806	Goldman Sachs	2/12/2020	$4,860
JPY	368,988,000	USD	3,376,599	Goldman Sachs	2/12/2020	30,364
USD	3,465,164	JPY	368,988,000	Goldman Sachs	2/12/2020	58,201
EUR	4,818,000	USD	5,334,899	JPMorgan Chase Bank	3/11/2020	20,173
JPY	116,148,000	USD	1,064,312	JPMorgan Chase Bank	3/11/2020	9,648
USD	8,850,729	EUR	7,933,000	JPMorgan Chase Bank	3/11/2020	33,422
USD	7,938,246	EUR	7,101,000	UBS AG	4/15/2020	27,949
USD	4,916,918	JPY	529,439,000	UBS AG	4/15/2020	11,340
USD	9,003,318	EUR	8,039,000	HSBC Bank plc	5/13/2020	33,812
Total unrealized appreciation						229,769
USD	1,612,134	EUR	1,457,000	Goldman Sachs	2/12/2020	(4,532)
USD	3,020,073	GBP	2,416,000	Goldman Sachs	2/12/2020	(170,917)
USD	3,019,874	GBP	2,349,000	JPMorgan Chase Bank	3/11/2020	(84,926)
USD	3,361,719	JPY	364,365,000	JPMorgan Chase Bank	3/11/2020	(7,372)
USD	5,751,440	GBP	4,350,000	UBS AG	4/15/2020	(3,825)
USD	2,366,729	GBP	1,802,000	HSBC Bank plc	5/13/2020	(19,090)
USD	4,335,134	JPY	468,240,000	HSBC Bank plc	5/13/2020	(9,835)
Total unrealized depreciation						(300,497)
Net unrealized depreciation						$(70,728)

Abbreviations

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysia Ringgit
NVDR	Non-Voting Depositary Receipt
PEN	Peruvian Sol
PLN	Poland New Zloty
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2020 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.1%
Air Freight & Logistics	0.6
Auto Components	0.6
Automobiles	0.3
Banks	5.0
Beverages	1.6
Biotechnology	0.7
Building Products	0.3
Capital Markets	0.8
Chemicals	2.7
Commercial Services & Supplies	1.9
Commodities	6.4
Communications Equipment	0.3
Construction Materials	1.0
Consumer Finance	1.0
Containers & Packaging	0.4
Diversified Consumer Services	0.2
Diversified Financial Services	5.2
Diversified Telecommunication Services	0.5
Electrical Equipment	0.6
Energy Equipment & Services	1.0
Equity Real Estate Investment Trusts (REITs)	1.2
Food & Staples Retailing	0.6
Food Products	5.6
Foreign Government Securities	1.5
Gas Utilities	0.2
Health Care Equipment & Supplies	0.2
Health Care Providers & Services	1.7
Hotels, Restaurants & Leisure	1.8
Household Durables	0.9
Household Products	1.9
Industrial Conglomerates	2.4
Insurance	2.6
IT Services	0.3
Life Sciences Tools & Services	0.0 *
Machinery	2.2
Media	2.6
Metals & Mining	2.2
Multiline Retail	0.1
Oil, Gas & Consumable Fuels	4.6
Personal Products	0.9
Pharmaceuticals	2.0
Professional Services	0.1
Real Estate Management & Development	1.8
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	1.9
Software	1.4
Specialty Retail	0.6
Technology Hardware, Storage & Peripherals	1.7
Textiles, Apparel & Luxury Goods	0.8
Tobacco	4.9
Trading Companies & Distributors	1.4
U.S. Treasury Obligations	8.6
Wireless Telecommunication Services	1.8
Short-Term Investments	7.0
Total Investments	99.5%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Fund
Schedule of Investments
January 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 83.3%

Australia - 0.6%
Nufarm Australia Ltd.
5.75%, 4/30/2026(a)	1,721,000	1,669,370

Canada - 5.1%
Clearwater Seafoods, Inc.
6.88%, 5/1/2025(a)	1,876,000	1,954,173
Kinross Gold Corp.
4.50%, 7/15/2027	1,868,000	1,987,739
Open Text Corp.
5.63%, 1/15/2023(a)	5,902,000	5,973,296
5.88%, 6/1/2026(a)	94,000	99,288
Precision Drilling Corp.
7.75%, 12/15/2023	2,068,000	2,035,263
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/2025(a)	942,000	978,502
		13,028,261
Germany - 2.7%
IHO Verwaltungs GmbH
4.75%, 9/15/2026(a)(b)	3,730,000	3,851,225
6.00%, 5/15/2027(a)(b)	1,280,244	1,360,259
Mercer International, Inc.
7.38%, 1/15/2025	1,459,000	1,543,506
		6,754,990
Singapore - 0.5%
Avation Capital SA
6.50%, 5/15/2021(a)	1,216,000	1,255,520

South Korea - 0.9%
MagnaChip Semiconductor Corp.
6.63%, 7/15/2021(c)	2,202,000	2,202,000

United Kingdom - 1.7%
EnQuest plc
7.00%, 4/15/2022(b)(d)	4,898,957	4,274,340

United States - 71.8%
ACCO Brands Corp.
5.25%, 12/15/2024(a)	3,948,000	4,086,180
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	2,682,000	2,715,525
AMN Healthcare, Inc.
5.13%, 10/1/2024(a)	6,161,000	6,353,531
Antero Resources Corp.
5.63%, 6/1/2023	6,341,000	4,565,520
Aramark Services, Inc.
5.00%, 4/1/2025(a)	623,000	649,023
4.75%, 6/1/2026	1,556,000	1,618,240
5.00%, 2/1/2028(a)	57,000	59,707
B&G Foods, Inc.
5.25%, 4/1/2025	1,152,000	1,176,054
Berry Global, Inc.
5.50%, 5/15/2022	2,507,000	2,525,803
BWX Technologies, Inc.
5.38%, 7/15/2026(a)	168,000	178,080
California Resources Corp.
8.00%, 12/15/2022(a)	4,244,000	1,442,960
Calumet Specialty Products Partners LP
11.00%, 4/15/2025(a)	1,873,000	2,069,702
CCO Holdings LLC
5.25%, 9/30/2022	427,000	431,351
Centene Corp.
4.75%, 5/15/2022	3,871,000	3,938,888
5.38%, 8/15/2026(a)	279,000	296,089
4.63%, 12/15/2029(a)	1,228,000	1,321,696
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	1,984,000	2,082,208
4.00%, 2/15/2027(a)	61,000	61,279
Charles River Laboratories International, Inc.
5.50%, 4/1/2026(a)	306,000	325,507
4.25%, 5/1/2028(a)	632,000	641,215
Charter Communications Operating LLC
4.91%, 7/23/2025	465,000	520,410
Chemours Co. (The)
6.63%, 5/15/2023	2,202,000	2,167,715
CITGO Petroleum Corp.
6.25%, 8/15/2022(a)	6,799,000	6,875,584
CNH Industrial Capital LLC
3.88%, 10/15/2021	1,559,000	1,604,289
CommScope, Inc.
5.50%, 3/1/2024(a)	1,371,000	1,408,703
Cornerstone Chemical Co.
6.75%, 8/15/2024(a)	1,400,000	1,347,094
Crown Americas LLC
4.50%, 1/15/2023	3,692,000	3,881,889
4.75%, 2/1/2026	1,844,000	1,915,455
Dana, Inc.
5.38%, 11/15/2027	1,255,000	1,297,356
DCP Midstream Operating LP
5.35%, 3/15/2020(a)	1,282,000	1,286,006
4.75%, 9/30/2021(a)	5,186,000	5,309,168
Dell International LLC
7.13%, 6/15/2024(a)	4,740,000	4,982,925
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	982,000	801,558
EMC Corp.
2.65%, 6/1/2020	1,124,000	1,124,000
Energizer Holdings, Inc.
5.50%, 6/15/2025(a)	184,000	189,980
6.38%, 7/15/2026(a)	2,887,000	3,074,799
EW Scripps Co. (The)
5.13%, 5/15/2025(a)	1,578,000	1,617,450
Fair Isaac Corp.
4.00%, 6/15/2028(a)	931,000	947,292
FirstCash, Inc.
5.38%, 6/1/2024(a)	1,596,000	1,645,875
GameStop Corp.
6.75%, 3/15/2021(a)	2,777,000	2,704,104
Genesis Energy LP
6.00%, 5/15/2023	3,702,000	3,719,399

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Fund
Schedule of Investments
January 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
6.50%, 10/1/2025	1,421,000	1,392,580
GLP Capital LP
REIT, 5.25%, 6/1/2025	3,627,000	4,062,059
HCA Healthcare, Inc.
6.25%, 2/15/2021	5,931,000	6,153,412
Hill-Rom Holdings, Inc.
5.00%, 2/15/2025(a)	2,720,000	2,811,800
4.38%, 9/15/2027(a)	306,000	312,290
IQVIA, Inc.
5.00%, 10/15/2026(a)	800,000	837,000
5.00%, 5/15/2027(a)	1,075,000	1,134,168
JBS USA LUX SA
6.75%, 2/15/2028(a)	1,993,000	2,207,267
Kaiser Aluminum Corp.
4.63%, 3/1/2028(a)	1,312,000	1,338,240
KFC Holding Co.
5.00%, 6/1/2024(a)	3,845,000	3,955,544
5.25%, 6/1/2026(a)	600,000	628,500
Koppers, Inc.
6.00%, 2/15/2025(a)	1,389,000	1,423,030
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 3/15/2022(a)	620,000	637,050
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	1,939,000	2,035,950
4.88%, 11/1/2026(a)	388,000	409,098
Lennar Corp.
6.63%, 5/1/2020	4,105,000	4,140,919
Men's Wearhouse, Inc. (The)
7.00%, 7/1/2022	2,459,000	2,422,115
Meredith Corp.
6.88%, 2/1/2026	3,382,000	3,480,433
MGIC Investment Corp.
5.75%, 8/15/2023	470,000	519,350
Moog, Inc.
4.25%, 12/15/2027(a)	155,000	158,898
NGL Energy Partners LP
7.50%, 11/1/2023	2,936,000	2,927,779
Nielsen Finance LLC
4.50%, 10/1/2020	129,000	128,989
NortonLifeLock, Inc.
4.20%, 9/15/2020	3,442,000	3,473,355
3.95%, 6/15/2022	459,000	471,653
Performance Food Group, Inc.
5.50%, 10/15/2027(a)	611,000	643,077
Pilgrim's Pride Corp.
5.75%, 3/15/2025(a)	1,021,000	1,049,077
5.88%, 9/30/2027(a)	638,000	676,727
Plantronics, Inc.
5.50%, 5/31/2023(a)	1,696,000	1,636,674
Post Holdings, Inc.
5.50%, 3/1/2025(a)	430,000	445,407
Radian Group, Inc.
4.50%, 10/1/2024	645,000	687,054
Radiology Partners, Inc.
9.25%, 2/1/2028(a)	1,826,000	1,908,170
SBA Communications Corp.
REIT, 4.88%, 9/1/2024	2,928,000	3,026,820
REIT, 3.88%, 2/15/2027(a)	609,000	617,374
Sealed Air Corp.
4.88%, 12/1/2022(a)	4,173,000	4,392,082
4.00%, 12/1/2027(a)	1,252,000	1,258,260
Shea Homes LP
5.88%, 4/1/2023(a)	4,705,000	4,787,337
Spectrum Brands, Inc.
5.75%, 7/15/2025	2,968,000	3,083,010
5.00%, 10/1/2029(a)	611,000	634,924
Sprint Communications, Inc.
7.00%, 8/15/2020	2,000,000	2,035,400
6.00%, 11/15/2022	1,026,000	1,059,345
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(a)	3,228,000	3,478,170
5.75%, 1/15/2028(a)	918,000	1,005,210
TEGNA, Inc.
5.13%, 7/15/2020	1,808,000	1,808,904
Teleflex, Inc.
4.63%, 11/15/2027	1,005,000	1,057,763
Ultra Resources, Inc.
7.13%, 4/15/2025(a)	3,868,000	261,090
Valvoline, Inc.
5.50%, 7/15/2024	233,000	241,446
4.38%, 8/15/2025	3,874,000	3,970,850
VICI Properties LP
REIT, 3.50%, 2/15/2025(a)	305,000	310,338
REIT, 3.75%, 2/15/2027(a)	305,000	306,525
REIT, 4.13%, 8/15/2030(a)	305,000	309,575
WESCO Distribution, Inc.
5.38%, 12/15/2021	4,523,000	4,545,615
Western Digital Corp.
4.75%, 2/15/2026	1,850,000	1,974,875
WW International, Inc.
8.63%, 12/1/2025(a)	2,651,000	2,770,295
		182,002,482
TOTAL CORPORATE BONDS (COST $212,601,878)		211,186,963

LOAN ASSIGNMENTS - 5.3%

United States - 5.3%
BI-LO Holding Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 8.00%), 9.88%, 5/15/2024‡(e)	4,736,415	4,350,728
BJ's Wholesale Club, Inc., Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 4.43%, 2/3/2024(e)	3,127,620	3,138,973
Osum Production Corp., Term Loan

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Fund
Schedule of Investments
January 31, 2020 (unaudited)

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 9.50%), 11.44%, 7/31/2022‡(e)	6,300,700	5,796,644
		13,286,345
TOTAL LOAN ASSIGNMENTS (Cost $13,869,549)		13,286,345

Shares
COMMON STOCKS - 3.4%

United States - 3.4%
Southeastern Grocers, Inc.*‡(f) (Cost $7,855,278)	257,973	8,526,008

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 7.7%

COMMERCIAL PAPER - 7.7%
AutoZone, Inc.
1.64%, 2/3/2020(a)(g)	2,077,000	2,076,710
Avery Dennison Corp.
1.68%, 2/3/2020(g)	3,323,000	3,322,529
CenterPoint Energy, Inc.
1.67%, 2/3/2020(g)	3,739,000	3,738,486
Hitachi International Treasury Ltd.
1.71%, 2/3/2020(g)	8,308,000	8,306,830
Molson Coors Beverage Co.
1.85%, 2/3/2020(g)	2,077,000	2,076,681
TOTAL COMMERCIAL PAPER (Cost $19,522,151)		19,521,236

	Shares
INVESTMENT COMPANIES - 0.0%(h)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.41% (i) (Cost $17,137)	17,137	17,137

TOTAL SHORT-TERM INVESTMENTS (Cost $19,539,288)		19,538,373

Total Investments - 99.7% (Cost $253,865,993)		252,537,689
Other Assets Less Liabilities - 0.3%		883,795
Net Assets - 100.0%		253,421,484

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Payment in-kind security.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2020.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2020.
(f)	Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $8,526,008, which represents approximately 3.36% of net assets of the Fund.
(g)	The rate shown was the current yield as of January 31, 2020.
(h)	Represents less than 0.05% of net assets.
(i)	Represents 7-day effective yield as of January 31, 2020.

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Fund
Schedule of Investments
January 31, 2020 (unaudited)

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
USD	United States Dollar

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.2%
Auto Components	3.7
Chemicals	4.3
Commercial Services & Supplies	2.9
Communications Equipment	1.2
Consumer Finance	1.1
Containers & Packaging	5.5
Distributors	0.2
Diversified Consumer Services	1.1
Diversified Telecommunication Services	1.0
Energy Equipment & Services	1.1
Equity Real Estate Investment Trusts (REITs)	3.4
Food & Staples Retailing	5.1
Food Products	4.0
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	5.3
Health Care Technology	0.8
Hotels, Restaurants & Leisure	1.8
Household Durables	5.3
Household Products	2.8
Life Sciences Tools & Services	0.4
Machinery	0.6
Media	2.9
Metals & Mining	1.3
Oil, Gas & Consumable Fuels	15.7
Paper & Forest Products	0.6
Professional Services	2.5
Retail - Consumer Staples	1.3
Semiconductors & Semiconductor Equipment	0.9
Software	4.4
Specialty Retail	2.1
Technology Hardware, Storage & Peripherals	3.2
Thrifts & Mortgage Finance	0.7
Trading Companies & Distributors	1.8
Wireless Telecommunication Services	1.2
Short-Term Investments	7.7
Total Investments	99.7%

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
January 31, 2020 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 95.2%

Aerospace & Defense - 4.4%
General Dynamics Corp.(a)	250,247	43,903,334

Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc.*(a)	100,000	9,939,000
Alnylam Pharmaceuticals, Inc.*(a)	26,500	3,041,935
Halozyme Therapeutics, Inc.*(a)	1,608,675	30,532,651
Intrexon Corp.*	896,818	4,170,204
		47,683,790
Capital Markets - 7.4%
Intercontinental Exchange, Inc.(a)	266,127	26,543,507
KKR & Co., Inc., Class A(a)	1,481,580	47,262,402
		73,805,909
Chemicals - 1.9%
Sherwin-Williams Co. (The)(a)	34,800	19,383,252

Construction Materials - 4.8%
Martin Marietta Materials, Inc.(a)	180,606	47,643,863

Containers & Packaging - 6.9%
Ball Corp.(a)	935,272	67,507,933
Crown Holdings, Inc.*(a)	21,700	1,606,451
		69,114,384
Diversified Consumer Services - 6.6%
frontdoor, Inc.*(a)	803,699	34,221,503
ServiceMaster Global Holdings, Inc.*(a)	863,857	31,142,045
		65,363,548
Electrical Equipment - 0.9%
Bloom Energy Corp., Class A*	354,500	2,793,460
nVent Electric plc(a)	247,329	6,158,492
		8,951,952
Food Products - 6.7%
Post Holdings, Inc.*(a)	638,189	66,735,424

Health Care Providers & Services - 4.9%
DaVita, Inc.*(a)	93,300	7,451,871
Laboratory Corp. of America Holdings*(a)	233,600	40,973,440
		48,425,311
Hotels, Restaurants & Leisure - 12.7%
Marriott Vacations Worldwide Corp.(a)	43,700	5,254,488
Wyndham Destinations, Inc.(a)	1,588,408	77,085,440
Wyndham Hotels & Resorts, Inc.(a)	780,668	44,630,790
		126,970,718
Insurance - 3.8%
Aon plc(a)	174,389	38,409,177

Interactive Media & Services - 2.3%
Alphabet, Inc., Class A*(a)	2,100	3,008,838
Zillow Group, Inc., Class C*(a)	443,500	20,494,135
		23,502,973
Oil, Gas & Consumable Fuels - 4.1%
Marathon Petroleum Corp.(a)	744,771	40,590,020

Pharmaceuticals - 3.3%
Innoviva, Inc.*(a)	1,665,400	22,990,847
Mylan NV*(a)	304,600	6,524,532
TherapeuticsMD, Inc.*	1,324,280	2,979,630
		32,495,009
Professional Services - 4.6%
Equifax, Inc.(a)	305,916	45,856,808

Semiconductors & Semiconductor Equipment - 4.3%
Cree, Inc.*(a)	540,500	25,127,845
Entegris, Inc.(a)	341,300	17,665,688
		42,793,533
Specialty Retail - 1.4%
AutoZone, Inc.*(a)	13,100	13,859,276

Technology Hardware, Storage & Peripherals - 4.9%
HP, Inc.(a)	2,286,347	48,744,918

Trading Companies & Distributors - 4.5%
HD Supply Holdings, Inc.*(a)	692,000	28,192,080
Univar Solutions, Inc.*	753,750	16,243,312
		44,435,392
TOTAL COMMON STOCKS (Cost $752,682,145)		948,668,591

	No. of Contracts
OPTIONS PURCHASED - 0.3%
Call Options - 0.3%
Exchange Traded
Chemicals - 0.3%
Albemarle Corp. 01/15/2021 at USD 75 Notional Amount: USD 20,070,000	2,500	3,100,000

TOTAL CALL OPTIONS		3,100,000
Put Options - 0.0%(b)
Diversified Consumer Services - 0.0%(b)
ServiceMaster Global Holdings, Inc. 02/21/2020 at USD 35 Notional Amount: USD 7,210,000	2,000	130,000

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
January 31, 2020 (unaudited)

Investments	No. of Contracts	Value ($)
TOTAL PUT OPTIONS		130,000
TOTAL OPTIONS PURCHASED (Cost $4,507,484)		3,230,000

Shares
SHORT-TERM INVESTMENTS - 6.7%

INVESTMENT COMPANIES - 5.6%
JP Morgan U.S. Government Money Market Fund, Agency Shares, 1.41%, (c) (Cost $56,045,831)	56,045,831	56,045,831

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS - 1.1%
U.S. Treasury Bills
1.83%, 3/5/2020(d)
(Cost $9,983,408)	10,000,000	9,986,828

TOTAL SHORT-TERM INVESTMENTS (Cost $66,029,239)		66,032,659

Total Investments - 102.2% (Cost $823,218,868)		1,017,931,250
Liabilities in excess of other assets - (2.2%)		(21,634,452)
Net Assets - 100.0%		996,296,798

*	Non-income producing security.
(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of January 31, 2020.
(d)	The rate shown was the current yield as of January 31, 2020.

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
January 31, 2020 (unaudited)

Written Call Options Contracts as of January 31, 2020
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Alexion Pharmaceuticals, Inc.	Exchange Traded	250	USD	(2,484,750)	USD	105.00	2/21/2020	(26,000)
Alnylam Pharmaceuticals, Inc.	Exchange Traded	89	USD	(1,021,631)	USD	115.00	2/21/2020	(41,652)
Alnylam Pharmaceuticals, Inc.	Exchange Traded	133	USD	(1,526,707)	USD	120.00	2/21/2020	(33,250)
Alnylam Pharmaceuticals, Inc.	Exchange Traded	43	USD	(493,597)	USD	120.00	3/20/2020	(20,640)
Alphabet, Inc.	Exchange Traded	14	USD	(2,005,892)	USD	1,410.00	2/21/2020	(86,100)
Alphabet, Inc.	Exchange Traded	7	USD	(1,002,946)	USD	1,460.00	3/20/2020	(33,075)
Aon plc	Exchange Traded	293	USD	(6,453,325)	USD	210.00	4/17/2020	(462,647)
Aon plc	Exchange Traded	174	USD	(3,832,350)	USD	220.00	4/17/2020	(151,380)
AutoZone, Inc.	Exchange Traded	59	USD	(6,241,964)	USD	1,140.00	3/20/2020	(88,500)
AutoZone, Inc.	Exchange Traded	72	USD	(7,617,312)	USD	1,150.00	3/20/2020	(92,952)
Ball Corp.	Exchange Traded	189	USD	(1,364,202)	USD	67.50	2/21/2020	(106,974)
Ball Corp.	Exchange Traded	690	USD	(4,980,420)	USD	67.50	5/15/2020	(476,100)
Ball Corp.	Exchange Traded	689	USD	(4,973,202)	USD	70.00	5/15/2020	(368,615)
Cree, Inc.	Exchange Traded	435	USD	(2,022,315)	USD	45.00	3/20/2020	(145,725)
Cree, Inc.	Exchange Traded	126	USD	(585,774)	USD	47.50	3/20/2020	(26,649)
Cree, Inc.	Exchange Traded	540	USD	(2,510,460)	USD	50.00	3/20/2020	(66,960)
Cree, Inc.	Exchange Traded	810	USD	(3,765,690)	USD	52.50	3/20/2020	(48,600)
Crown Holdings, Inc.	Exchange Traded	217	USD	(1,606,451)	USD	75.00	4/17/2020	(79,205)
DaVita, Inc.	Exchange Traded	286	USD	(2,284,282)	USD	72.50	4/17/2020	(263,692)
DaVita, Inc.	Exchange Traded	647	USD	(5,167,589)	USD	75.00	4/17/2020	(475,545)
Entegris, Inc.	Exchange Traded	921	USD	(4,767,096)	USD	45.00	2/21/2020	(722,985)
Entegris, Inc.	Exchange Traded	1,384	USD	(7,163,584)	USD	50.00	5/15/2020	(650,480)
Entegris, Inc.	Exchange Traded	171	USD	(885,096)	USD	55.00	3/20/2020	(19,494)
Equifax, Inc.	Exchange Traded	202	USD	(3,027,980)	USD	135.00	2/21/2020	(321,180)
Equifax, Inc.	Exchange Traded	744	USD	(11,152,560)	USD	140.00	4/17/2020	(1,008,120)
Equifax, Inc.	Exchange Traded	691	USD	(10,358,090)	USD	145.00	4/17/2020	(691,000)
Equifax, Inc.	Exchange Traded	612	USD	(9,173,880)	USD	155.00	3/20/2020	(201,960)
frontdoor, Inc.	Exchange Traded	560	USD	(2,384,480)	USD	45.00	4/17/2020	(154,000)
frontdoor, Inc.	Exchange Traded	1,206	USD	(5,135,148)	USD	46.00	3/20/2020	(226,125)
frontdoor, Inc.	Exchange Traded	115	USD	(489,670)	USD	46.00	4/17/2020	(26,738)
frontdoor, Inc.	Exchange Traded	402	USD	(1,711,716)	USD	48.00	3/20/2020	(51,255)
General Dynamics Corp.	Exchange Traded	176	USD	(3,087,744)	USD	180.00	2/21/2020	(27,280)
Halozyme Therapeutics, Inc.	Exchange Traded	250	USD	(474,500)	USD	19.00	2/21/2020	(15,000)
Halozyme Therapeutics, Inc.	Exchange Traded	1,346	USD	(2,554,708)	USD	19.00	3/20/2020	(185,075)
Halozyme Therapeutics, Inc.	Exchange Traded	540	USD	(1,024,920)	USD	19.00	6/19/2020	(112,050)
Halozyme Therapeutics, Inc.	Exchange Traded	639	USD	(1,212,822)	USD	20.00	3/20/2020	(55,912)
HD Supply Holdings, Inc.	Exchange Traded	656	USD	(2,672,544)	USD	40.00	3/20/2020	(136,120)
HD Supply Holdings, Inc.	Exchange Traded	257	USD	(1,047,018)	USD	42.50	3/20/2020	(21,074)
HP, Inc.	Exchange Traded	1,978	USD	(4,217,096)	USD	20.00	2/21/2020	(308,568)
HP, Inc.	Exchange Traded	448	USD	(955,136)	USD	21.00	2/21/2020	(32,256)
HP, Inc.	Exchange Traded	3,873	USD	(8,257,236)	USD	21.00	3/20/2020	(395,046)
HP, Inc.	Exchange Traded	2,000	USD	(4,264,000)	USD	21.00	5/15/2020	(248,000)
HP, Inc.	Exchange Traded	8,000	USD	(17,056,000)	USD	22.00	3/20/2020	(408,000)
HP, Inc.	Exchange Traded	2,479	USD	(5,285,228)	USD	23.00	5/15/2020	(126,429)
Innoviva, Inc.	Exchange Traded	1,977	USD	(2,729,249)	USD	12.50	3/20/2020	(312,366)
Innoviva, Inc.	Exchange Traded	380	USD	(524,590)	USD	14.00	3/20/2020	(26,600)
Innoviva, Inc.	Exchange Traded	3,372	USD	(4,655,046)	USD	14.00	6/19/2020	(429,930)
Intercontinental Exchange, Inc.	Exchange Traded	1,103	USD	(11,001,322)	USD	90.00	3/20/2020	(1,147,120)
KKR & Co., Inc.	Exchange Traded	7,334	USD	(23,395,460)	USD	29.00	3/20/2020	(1,980,180)
KKR & Co., Inc.	Exchange Traded	1,482	USD	(4,727,580)	USD	31.00	3/20/2020	(274,170)
KKR & Co., Inc.	Exchange Traded	741	USD	(2,363,790)	USD	32.00	3/20/2020	(85,215)
Laboratory Corp. of America Holdings	Exchange Traded	303	USD	(5,314,620)	USD	175.00	5/15/2020	(298,455)

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
January 31, 2020 (unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Marathon Petroleum Corp.	Exchange Traded	500	USD	(2,725,000)	USD	55.00	3/20/2020	(114,500)
Marriott Vacations Worldwide Corp.	Exchange Traded	437	USD	(5,254,488)	USD	125.00	4/17/2020	(196,650)
Martin Marietta Materials, Inc.	Exchange Traded	603	USD	(15,907,140)	USD	260.00	2/21/2020	(645,210)
Martin Marietta Materials, Inc.	Exchange Traded	271	USD	(7,148,980)	USD	260.00	4/17/2020	(399,725)
Martin Marietta Materials, Inc.	Exchange Traded	362	USD	(9,549,560)	USD	270.00	4/17/2020	(367,430)
Mylan NV	Exchange Traded	1,172	USD	(2,510,424)	USD	22.50	2/21/2020	(43,364)
Mylan NV	Exchange Traded	702	USD	(1,503,684)	USD	22.50	3/20/2020	(75,114)
nVent Electric plc	Exchange Traded	2,473	USD	(6,157,770)	USD	25.00	2/21/2020	(234,935)
Post Holdings, Inc.	Exchange Traded	304	USD	(3,178,928)	USD	105.00	3/20/2020	(115,520)
Post Holdings, Inc.	Exchange Traded	97	USD	(1,014,329)	USD	110.00	3/20/2020	(16,781)
ServiceMaster Global Holdings, Inc.	Exchange Traded	115	USD	(414,575)	USD	35.00	2/21/2020	(19,837)
ServiceMaster Global Holdings, Inc.	Exchange Traded	1,311	USD	(4,726,155)	USD	40.00	3/20/2020	(72,105)
ServiceMaster Global Holdings, Inc.	Exchange Traded	615	USD	(2,217,075)	USD	40.00	5/15/2020	(67,650)
Sherwin-Williams Co. (The)	Exchange Traded	306	USD	(17,043,894)	USD	580.00	3/20/2020	(174,420)
Sherwin-Williams Co. (The)	Exchange Traded	31	USD	(1,726,669)	USD	600.00	3/20/2020	(7,750)
Wyndham Destinations, Inc.	Exchange Traded	1,672	USD	(8,114,216)	USD	47.50	2/21/2020	(426,360)
Wyndham Destinations, Inc.	Exchange Traded	1,588	USD	(7,706,564)	USD	47.50	3/20/2020	(444,640)
Wyndham Destinations, Inc.	Exchange Traded	794	USD	(3,853,282)	USD	50.00	3/20/2020	(119,100)
Wyndham Destinations, Inc.	Exchange Traded	1,588	USD	(7,706,564)	USD	50.00	5/15/2020	(337,450)
Wyndham Destinations, Inc.	Exchange Traded	635	USD	(3,081,655)	USD	52.50	5/15/2020	(84,455)
Wyndham Hotels & Resorts, Inc.	Exchange Traded	1,500	USD	(8,575,500)	USD	52.50	2/21/2020	(772,500)
Wyndham Hotels & Resorts, Inc.	Exchange Traded	2,403	USD	(13,737,951)	USD	55.00	2/21/2020	(853,065)
Wyndham Hotels & Resorts, Inc.	Exchange Traded	781	USD	(4,464,977)	USD	57.50	2/21/2020	(117,150)
Wyndham Hotels & Resorts, Inc.	Exchange Traded	1,171	USD	(6,694,607)	USD	62.50	5/15/2020	(149,303)
Zillow Group, Inc.	Exchange Traded	202	USD	(933,442)	USD	35.00	2/21/2020	(234,320)
Total Written Options Contracts (Premiums Received ($20,376,917))								(19,881,778)

Abbreviations

USD — United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
January 31, 2020 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	4.4%
Biotechnology	4.8
Capital Markets	7.4
Chemicals	2.2
Construction Materials	4.8
Containers & Packaging	6.9
Diversified Consumer Services	6.6
Electrical Equipment	0.9
Food Products	6.7
Health Care Providers & Services	4.9
Hotels, Restaurants & Leisure	12.7
Insurance	3.8
Interactive Media & Services	2.3
Oil, Gas & Consumable Fuels	4.1
Pharmaceuticals	3.3
Professional Services	4.6
Semiconductors & Semiconductor Equipment	4.3
Specialty Retail	1.4
Technology Hardware, Storage & Peripherals	4.9
Trading Companies & Distributors	4.5
Short-Term Investments	6.7
Total Investments	102.2%

See Notes to Schedule of Investments.	(Continued)

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares. Additionally, First Eagle Fund of America also offers Class Y shares.

Class Y on First Eagle Fund of America is closed to new investors, subject to certain limited exceptions. Additional information can be found in the Fund’s prospectus.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by The Blackstone Group, Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)  Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2020, the First Eagle Global Cayman Fund, Ltd. has $4,407,521,754 in net assets, representing 8.88% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2020, the First Eagle Overseas Cayman Fund, Ltd. has $1,030,009,960 in net assets, representing 7.58% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2020, the First Eagle U.S. Value Cayman Fund, Ltd. has $184,499,988 in net assets, representing 12.57% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2020, the First Eagle Gold Cayman Fund, Ltd. has $284,323,269 in net assets, representing 21.50% of the Gold Fund’s net assets.

b)  Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation and Liquidity Committee (the “Committee”) to oversee the execution of the valuation and liquidity procedures for the Funds.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2020:

First Eagle Global Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$21,610,854,722	$15,750,300,882 (a)	$–		$37,361,155,604
Corporate Bonds	–	–	5,658,345	(b)	5,658,345
Commodities*	–	4,891,019,025	–		4,891,019,025
Foreign Government Securities	–	688,668,550	–	^	688,668,550
Short-Term Investments	424,373	6,666,554,382	–		6,666,978,755
Forward Foreign Currency Exchange Contracts**	–	10,553,032	–		10,553,032
Total	$21,611,279,095	$28,007,095,871	$5,658,345		$49,624,033,311

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(9,987,872)	$–		$(9,987,872)
Total	$–	$(9,987,872)	$–		$(9,987,872)

(a) The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 (b) for additional details.

(b)These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

^ Fair value represents zero.

Fair Value Level 3 activity for the three-month period ended January 31, 2020 was as follows:

	Corporate Bonds	Foreign Government Securities		Total Value
Beginning Balance —market value	$5,494,335	$—	^	$5,494,335
Purchases(1)	—	—		—
Sales(2)	—	—		—
Transfer In — Level 3	—	—		—
Transfer Out — Level 3	—	—		—
Accrued discounts/ (premiums)	9,680	—		9,680
Realized Gains (Losses)	—	—		—
Change in Unrealized Appreciation (Depreciation)	154,330	—		154,330
Ending Balance — market value	$5,658,345	$—	^	$5,658,345
Change in unrealized gains or (losses) relating to assets still held at reporting date	$154,330	$—		$154,330

^ Fair value represents zero.

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at January 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Foreign Government Securities	$-	Discounted Cash Flow	Estimated Recoverability	0% (0%)
Total	$-

First Eagle Overseas Fund

Description	Level 1	Level 2	Level 3‡	Total
Assets:†
Common Stocks	$2,208,612,941	$7,815,251,382 (a)	$18,033,567	$10,041,897,890
Commodities*	–	1,346,560,870	–	1,346,560,870
Foreign Government Securities	–	288,576,579	–	288,576,579
Short-Term Investments	183,859	1,850,189,936	–	1,850,373,795
Forward Foreign Currency Exchange Contracts**	–	5,335,281	–	5,335,281
Total	$2,208,796,800	$11,305,914,048	$18,033,567	$13,532,744,415

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(4,365,231)	$–	$(4,365,231)
Total	$–	$(4,365,231)	$–	$(4,365,231)

(a) The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 (b) for additional details.

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the three-month period ended January 31, 2020 was as follows:

Common Stocks
Beginning Balance —market value	$19,770,997
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(1,737,430)
Ending Balance — market value	$18,033,567
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(1,737,430)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at January 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks	$18,033,567	Market Comparable Companies	Enterprise Value Multiple	0.31x - 9.90x (4.75x)
Total	$18,033,567

First Eagle U.S. Value Fund

Description	Level 1	Level 2		Level 3‡		Total
Assets:†
Common Stocks	$1,077,216,963	$6,101,987	(a)	$–		$1,083,318,950
Corporate Bonds	–	19,221,254		621,000	(b)	19,842,254
Commodities*	–	184,501,755		–		184,501,755
Short-Term Investments	28,502	183,820,824		–		183,849,326
Total	$1,077,245,465	$393,645,820		$621,000		$1,471,512,285

(a) The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 (b) for additional details.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

Fair Value Level 3 activity for the three-month period ended January 31, 2020 was as follows:

Corporate Bonds
Beginning Balance —market value	$603,000
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	1,111
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	16,889
Ending Balance — market value	$621,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$16,889

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Gold Fund

Description	Level 1	Level 2		Level 3	Total
Assets:†
Common Stocks	$832,449,998	$92,533,237	(a)	$–	$924,983,235
Commodities *	–	284,359,006		–	284,359,006
Rights	4,511,540	–		–	4,511,540
Short-Term Investments	80,397	104,320,999		–	104,401,396
Total	$837,041,935	$481,213,242		$–	$1,318,255,177

(a) The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 (b) for additional details.

† See Consolidated Schedule of Investments for additional detailed categorizations.

* Represents gold and silver bullion.

Fair Value Level 3 activity for the three-month period ended January 31, 2020 was as follows:

Rights
Beginning Balance —market value	$2,027,354
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	(2,027,354)
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Global Income Builder Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$342,165,881	$473,645,960 (a)	$–		$815,811,841
Corporate Bonds	–	273,327,425	–		273,327,425
Closed End Funds	–	9,475,931	–		9,475,931
Commodities *	–	94,384,598	–		94,384,598
Foreign Government Securities	–	22,486,152	–		22,486,152
Loan Assignments	–	–	13,616,454	(b)	13,616,454
Preferred Stocks	8,605,478	–	–		8,605,478
Short-Term Investments	18,593	103,910,455	–		103,929,048
U.S. Treasury Obligations	–	126,510,632	–		126,510,632
Forward Foreign Currency Exchange Contracts**	–	229,769	–		229,769
Total	$350,789,952	$1,103,970,922	$13,616,454		$1,468,377,328

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(300,497)	$–		$(300,497)
Total	$–	$(300,497)	$–		$(300,497)

(a) The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 (b) for additional details.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

† See Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the three-month period ended January 31, 2020 was as follows:

Loan Assignments
Beginning Balance —market value	$13,929,307
Purchases(1)	44,430
Sales(2)	(541,872)
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	(78,755)
Realized Gains (Losses)	8,805
Change in Unrealized Appreciation (Depreciation)	254,539
Ending Balance — market value	$13,616,454
Change in unrealized gains or (losses) relating to assets still held at reporting date	$254,539

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Yield Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$–	$–	$8,526,008		$8,526,008
Corporate Bonds	–	211,186,963	–		211,186,963
Loan Assignments	–	3,138,973	10,147,372	(a)	13,286,345
Short-Term Investments	17,137	19,521,236	–		19,538,373
Total	$17,137	$233,847,172	$18,673,380		$252,537,689

(a) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

† See Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

Fair Value Level 3 activity for the three-month period ended January 31, 2020 was as follows:

	Common Stocks	Loan Assignments	Total Value
Beginning Balance —market value	$8,853,633	$10,406,958	$19,260,591
Purchases(1)	—	122,054	122,054
Sales(2)	—	(656,794)	(656,794)
Transfer In — Level 3	—	—	—
Transfer Out — Level 3	—	—	—
Accrued discounts/ (premiums)	—	(171,098)	(171,098)
Realized Gains (Losses)	—	17,407	17,407
Change in Unrealized Appreciation (Depreciation)	(327,625)	428,845	101,220
Ending Balance — market value	$8,526,008	$10,147,372	$18,673,380
Change in unrealized gains or (losses) relating to assets still held at reporting date	(327,625)	428,845	101,220

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at January 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
			Indicative Broker Quotes (Mid)	$32.50 - $33.50 ($33.00)
Common Stocks	$8,526,008	Market Comparable Companies	Enterprise Value Multiple	5.07x - 5.07x (5.07x)
Total	$8,526,008

First Eagle Fund of America

Description	Level 1	Level 2	Level 3	Total
Assets:†
Common Stocks	$948,668,591	$–	$–	$948,668,591
Options Purchased	3,230,000	–	–	3,230,000
Short-Term Investments	56,045,831	9,986,828	–	66,032,659
Total	$1,007,944,422	$9,986,828	$–	$1,017,931,250

Liabilities:
Written Options (Sold Short)	$(19,881,778)	$–	$–	$(19,881,778)
Total	$(19,881,778)	$–	$–	$(19,881,778)

† See Schedule of Investments for additional detailed categorizations.

c)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the three-month period ended January 31, 2020, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

Derivatives Volume Disclosure

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund	First Eagle High Yield Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$508,011,016	$263,688,944	$6,188,275	$4,263,311
Average Settlement Value — Sold	2,342,882,892	1,137,059,761	59,353,436	4,258,575

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At January 31, 2020, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$10,553,032	$9,987,872	$10,427,633	$7,148,739

First Eagle Overseas Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$5,335,281	$4,365,231	$7,157,922	$2,094,723

First Eagle Global Income Builder Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$229,769	$300,497	$(52,307)	$368,642

First Eagle High Yield Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$–	$–	$(4,736)	$4,736

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of January 31, 2020:

First Eagle Global Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$7,127,999	$(6,019,148)	$(1,108,851)	$–
HSBC Bank plc	829,068	(829,068)	–	–
JPMorgan Chase Bank	1,301,013	(1,301,013)	–	–
UBS AG	1,294,952	(91,119)	–	1,203,833
	$10,553,032	$(8,240,348)	$(1,108,851)	$1,203,833

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$6,019,148	$(6,019,148)	$–	$–
HSBC Bank plc	1,444,481	(829,068)	–	615,413
JPMorgan Chase Bank	2,433,124	(1,301,013)	(1,055,726)	76,385
UBS AG	91,119	(91,119)	–	–
	$9,987,872	$(8,240,348)	$(1,055,726)	$691,798

First Eagle Overseas Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$3,650,582	$(2,620,138)	$(1,030,444)	$–
HSBC Bank plc	302,861	(302,861)	–	–
JPMorgan Chase Bank	514,851	(514,851)	–	–
UBS AG	866,987	(36,312)	–	830,675
	$5,335,281	$(3,474,162)	$(1,030,444)	$830,675

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$2,620,138	$(2,620,138)	$–	$–
HSBC Bank plc	555,702	(302,861)	–	252,841
JPMorgan Chase Bank	1,153,079	(514,851)	(603,272)	34,956
UBS AG	36,312	(36,312)	–	–
	$4,365,231	$(3,474,162)	$(603,272)	$287,797

First Eagle Global Income Builder Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$93,425	$(93,425)	$–	$–
HSBC Bank plc	33,812	(28,925)	–	4,887
JPMorgan Chase Bank	63,243	(63,243)	–	–
UBS AG	39,289	(3,825)	–	35,464
	$229,769	$(189,418)	$–	$40,351

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Goldman Sachs	$175,449	$(93,425)	$(82,024)	$–
HSBC Bank plc	28,925	$(28,925)	–	–
JPMorgan Chase Bank	92,298	$(63,243)	(29,055)	–
UBS AG	3,825	(3,825)	–	–
	$300,497	$(189,418)	$(111,079)	$–

* The actual collateral received/pledged may be more than the amount reported due to over collateralization.

d)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

As of January 31, 2020 for First Eagle Fund of America, portfolio securities valued at $364,152,883 were earmarked to cover collateral requirements for written options.

For the three-month period ended January 31, 2020 for First Eagle Fund of America, the average monthly outstanding contract amount for written options and purchased options totaled 74,623 and 9,250 respectively.

At January 31, 2020, the First Eagle Fund of America had the following options grouped into appropriate risk categories illustrated below:

First Eagle Fund of America

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity - Written options	$–	$19,881,778	$(10,674,684)	$785,314
Equity - Purchased options	3,230,000	$–	(3,627,238)	4,877,975